AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 75.9%
Common Stocks — 33.6%
Argentina — 0.0%
YPF SA, ADR*	9,073	$42,280
Australia — 0.3%
AGL Energy Ltd.	16,160	67,132
Alumina Ltd.	44,487	66,841
AMP Ltd.*	23,105	16,375
Ampol Ltd.	3,635	72,788
Aristocrat Leisure Ltd.	18,851	631,167
ASX Ltd.	2,121	123,007
Aurizon Holdings Ltd.	126,673	344,930
Australia & New Zealand Banking Group Ltd.	6,619	133,093
Bendigo & Adelaide Bank Ltd.	1,936	13,080
BHP Group Ltd.	4,881	132,288
BlueScope Steel Ltd.	13,092	193,078
Brambles Ltd.	91,897	710,341
Challenger Ltd.	14,729	65,889
Cochlear Ltd.	86	13,566
Commonwealth Bank of Australia	2,197	163,898
CSL Ltd.	3,507	737,035
Deterra Royalties Ltd.	17,819	48,316
Downer EDI Ltd.	14,458	66,502
Goodman Group, REIT	30,285	467,979
GPT Group (The), REIT	5,300	19,255
Harvey Norman Holdings Ltd.	7,289	26,297
Iluka Resources Ltd.	32,211	208,768
IOOF Holdings Ltd.	44,395	136,681
JB Hi-Fi Ltd.	4,538	148,204
Macquarie Group Ltd.	197	25,617
Magellan Financial Group Ltd.	1,943	49,138
Medibank Private Ltd.	441,759	1,133,317
Metcash Ltd.	5,096	14,273
Mineral Resources Ltd.	7,083	228,210
Nine Entertainment Co. Holdings Ltd.	6,825	12,901
Perpetual Ltd.	2,727	74,085
QBE Insurance Group Ltd.	2,068	17,192
REA Group Ltd.	5,672	643,912
Scentre Group, REIT	382,978	819,890
South32 Ltd.	5,687	14,425
Stockland, REIT	4,685	14,949
Treasury Wine Estates Ltd.	11,955	106,052
WiseTech Global Ltd.	4,506	171,823
Worley Ltd.	4,689	33,275
		7,965,569
Austria — 0.0%
ams AG*	1,756	31,938
ANDRITZ AG	306	16,782
Erste Group Bank AG	3,689	162,095
Raiffeisen Bank International AG	13,987	368,577
Vienna Insurance Group AG Wiener Versicherung Gruppe	422	12,197
		591,589
Belgium — 0.0%
Anheuser-Busch InBev SA/NV	2,211	125,075
Barco NV	469	10,170
	Shares	Value
Common Stocks (continued)
Belgium (cont’d.)
Galapagos NV*	668	$34,953
Groupe Bruxelles Lambert SA	1,899	208,206
Proximus SADP	1,785	35,485
Solvay SA	120	14,616
		428,505
Brazil — 0.2%
Adecoagro SA*	653	5,897
Ambev SA	256,767	722,809
Ambev SA, ADR	33,388	92,151
B3 SA - Brasil Bolsa Balcao	279,737	656,482
Banco Bradesco SA, ADR	100,264	384,011
Banco do Brasil SA	89,144	474,714
Banco Santander Brasil SA, UTS	5,024	32,732
CCR SA	23,653	50,948
Cia de Saneamento de Minas Gerais-COPASA	38,500	97,633
Cielo SA	135,559	57,004
Cogna Educacao*	242,606	121,175
CPFL Energia SA	74,616	369,672
EcoRodovias Infraestrutura e Logistica SA*	16,458	27,230
Embraer SA*	29,867	126,910
Embraer SA, ADR*	432	7,344
Energisa SA, UTS	32,188	260,247
Equatorial Energia SA	12,720	59,235
Fleury SA	23,263	95,047
Gerdau SA, ADR	5,339	26,268
Iochpe Maxion SA*	24,546	79,645
Klabin SA, UTS*	27,482	121,823
Light SA	25,196	60,425
Lojas Renner SA	3,915	24,623
Marfrig Global Foods SA	33,625	157,451
Minerva SA	9,274	17,762
Neoenergia SA	6,164	17,375
Petroleo Brasileiro SA	20,752	106,890
Porto Seguro SA	1,550	14,134
Santos Brasil Participacoes SA*	17,171	25,225
TIM SA	2,297	4,943
Transmissora Alianca de Energia Eletrica SA, UTS	2,249	14,925
Ultrapar Participacoes SA	136,854	371,176
Ultrapar Participacoes SA, ADR(a)	13,607	36,739
Vale SA	6,880	95,827
Wheaton Precious Metals Corp.	17,225	648,419
		5,464,891
Canada — 0.7%
Alimentation Couche-Tard, Inc. (Class B Stock)	5,762	220,454
Atco Ltd. (Class I Stock)	8,814	282,736
Bank of Montreal	8,879	886,428
Bank of Nova Scotia (The)	1,526	93,926
Brookfield Asset Management, Inc. (Class A Stock)	1,663	89,111
Canadian Natural Resources Ltd.	14,597	533,702
Canadian Utilities Ltd. (Class A Stock)	2,004	54,000
Canadian Western Bank	3,093	89,547
A1

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
CGI, Inc.*	19,827	$1,684,184
CI Financial Corp.	3,117	63,270
Constellation Software, Inc.	224	366,970
Crescent Point Energy Corp.	24,268	111,894
Emera, Inc.	7,151	323,844
Enbridge, Inc.	8,837	352,057
Fairfax Financial Holdings Ltd.	1,574	635,403
FirstService Corp.	2,180	394,142
Gibson Energy, Inc.	2,753	50,556
Great-West Lifeco, Inc.	19,026	578,922
Imperial Oil Ltd.	490	15,486
Intact Financial Corp.	272	35,966
Manulife Financial Corp.	72,764	1,400,589
MEG Energy Corp.*	2,837	22,152
Onex Corp.	140	9,897
Parkland Corp.	8,296	233,108
Pembina Pipeline Corp.	20,700	656,170
Royal Bank of Canada	28,917	2,877,317
Shaw Communications, Inc. (Class B Stock)	2	58
Shopify, Inc. (Class A Stock)*	1,072	1,455,080
TC Energy Corp.	7,793	375,068
TFI International, Inc.	1,814	185,582
Thomson Reuters Corp.	4,796	530,301
TMX Group Ltd.	1,999	215,572
Toronto-Dominion Bank (The)	36,958	2,446,651
Tourmaline Oil Corp.	3,164	110,538
		17,380,681
Chile — 0.0%
Banco de Chile	530,210	48,981
Banco Santander Chile	2,407,371	120,612
Cencosud SA	58,521	113,243
Cia Cervecerias Unidas SA	1,725	15,183
Cia Cervecerias Unidas SA, ADR	12,701	219,600
Empresas CMPC SA	3,629	6,781
Enel Americas SA	257,519	30,044
Enel Chile SA	1,905,156	90,527
Sociedad Quimica y Minera de Chile SA, ADR	1,423	76,443
		721,414
China — 2.1%
360 DigiTech, Inc., ADR*	581	11,806
3SBio, Inc., 144A*	166,500	163,341
AAC Technologies Holdings, Inc.	19,500	91,832
Air China Ltd. (Class H Stock)*	20,000	13,172
Airtac International Group	4,000	125,099
Alibaba Group Holding Ltd.*	279,476	5,162,688
Alphamab Oncology, 144A*	5,000	11,384
Aluminum Corp. of China Ltd. (Class H Stock)*	226,000	169,122
Angang Steel Co. Ltd. (Class H Stock)	252,000	155,042
ANTA Sports Products Ltd.	28,000	529,118
Autohome, Inc., ADR	581	27,266
AVIC Electromechanical Systems Co. Ltd. (Class A Stock)	2,700	5,524
	Shares	Value
Common Stocks (continued)
China (cont’d.)
BAIC Motor Corp. Ltd. (Class H Stock), 144A	114,500	$39,709
Baidu, Inc., ADR*(a)	8,064	1,239,840
Baidu, Inc. (Class A Stock)*	16,200	313,341
Bank of Jiangsu Co. Ltd. (Class A Stock)	42,890	38,546
Bank of Nanjing Co. Ltd. (Class A Stock)	44,900	62,756
Bank of Ningbo Co. Ltd. (Class A Stock)	10,800	58,736
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	38,800	52,017
BBMG Corp. (Class H Stock)	94,000	16,017
BeiGene Ltd.*	1,100	31,804
BeiGene Ltd., ADR*(a)	1,028	373,164
Beijing Enterprises Holdings Ltd.	10,500	41,889
Beijing Enterprises Water Group Ltd.	42,000	16,405
Beijing New Building Materials PLC (Class A Stock)	12,100	59,609
Bilibili, Inc., ADR*(a)	1,402	92,770
BOC Hong Kong Holdings Ltd.	202,500	608,962
Bosideng International Holdings Ltd.	124,000	88,277
Brii Biosciences Ltd.*	8,000	40,130
BYD Co. Ltd. (Class A Stock)	5,903	228,196
BYD Co. Ltd. (Class H Stock)	21,500	670,335
CanSino Biologics, Inc. (Class H Stock), 144A*	800	28,309
China Aoyuan Group Ltd.	40,000	21,039
China Cinda Asset Management Co. Ltd. (Class H Stock)	113,000	19,167
China Communications Services Corp. Ltd. (Class H Stock)	26,000	14,375
China Construction Bank Corp. (Class H Stock)	1,007,000	717,164
China Dili Group*	36,200	8,844
China Eastern Airlines Corp. Ltd. (Class H Stock)*	174,000	66,637
China Everbright Bank Co. Ltd. (Class H Stock)	43,000	15,120
China Feihe Ltd., 144A	60,000	101,719
China Galaxy Securities Co. Ltd. (Class H Stock)	80,000	46,467
China Gas Holdings Ltd.	20,400	60,375
China Hongqiao Group Ltd.	60,500	77,406
China International Capital Corp. Ltd. (Class H Stock), 144A	8,400	22,061
China Life Insurance Co. Ltd. (Class H Stock)	210,000	343,853
China Longyuan Power Group Corp. Ltd. (Class H Stock)	54,000	132,680
China Medical System Holdings Ltd.	14,000	25,558
China Mengniu Dairy Co. Ltd.*	51,000	328,697
China Merchants Bank Co. Ltd. (Class A Stock)	24,500	190,988
China Merchants Bank Co. Ltd. (Class H Stock)	23,500	186,844
China Merchants Port Holdings Co. Ltd.	28,000	47,989

A2

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
China Minsheng Banking Corp. Ltd. (Class H Stock)	21,000	$8,427
China Molybdenum Co. Ltd. (Class H Stock)	267,000	164,958
China National Building Material Co. Ltd. (Class H Stock)	14,000	18,908
China Overseas Land & Investment Ltd.	45,500	102,893
China Petroleum & Chemical Corp. (Class H Stock)	340,000	167,161
China Railway Signal & Communication Corp. Ltd. (Class H Stock), 144A	34,000	12,259
China Resources Cement Holdings Ltd.	60,000	57,718
China Resources Gas Group Ltd.	14,000	73,436
China Resources Land Ltd.	56,000	236,091
China Resources Pharmaceutical Group Ltd., 144A	309,000	152,304
China Suntien Green Energy Corp. Ltd. (Class H Stock)	35,000	35,015
China Vanke Co. Ltd. (Class H Stock)	71,000	193,994
China Yongda Automobiles Services Holdings Ltd.	51,000	74,194
Chongqing Brewery Co. Ltd. (Class A Stock)*	1,900	38,468
CIFI Holdings Group Co. Ltd.	136,000	92,183
CITIC Securities Co. Ltd. (Class A Stock)	128,600	501,379
CITIC Securities Co. Ltd. Class H Stock	11,500	29,227
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	4,146	336,381
COSCO SHIPPING Energy Transportation Co. Ltd. (Class H Stock)	34,000	16,593
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	234,150	358,145
COSCO SHIPPING Ports Ltd.	118,000	101,966
Country Garden Holdings Co. Ltd.	135,000	138,913
Country Garden Services Holdings Co. Ltd.	39,000	307,211
CSPC Pharmaceutical Group Ltd.	491,120	584,705
Dali Foods Group Co. Ltd., 144A	81,500	49,143
Daqo New Energy Corp., ADR*	805	45,885
Datang International Power Generation Co. Ltd. (Class H Stock)	588,000	113,005
Dongyue Group Ltd.	13,000	32,293
East Money Information Co. Ltd. (Class A Stock)	14,080	74,540
ENN Energy Holdings Ltd.	9,100	149,356
Eve Energy Co. Ltd. (Class A Stock)	6,291	95,863
Ganfeng Lithium Co. Ltd. (Class A Stock)	1,400	35,064
Ganfeng Lithium Co. Ltd. (Class H Stock), 144A	3,000	53,547
G-bits Network Technology Xiamen Co. Ltd. (Class A Stock)	1,161	70,363
GDS Holdings Ltd., ADR*(a)	36,790	2,082,682
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Geely Automobile Holdings Ltd.	65,000	$186,547
GF Securities Co. Ltd. (Class H Stock)	16,000	27,840
GoerTek, Inc. (Class A Stock)	5,492	36,354
Great Wall Motor Co. Ltd. (Class H Stock)	50,000	185,154
Guangdong Investment Ltd.	106,000	138,635
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	104,000	91,773
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	16,000	40,399
Guangzhou Tinci Materials Technology Co. Ltd. (Class A Stock)	300	7,016
Guotai Junan Securities Co. Ltd. (Class H Stock), 144A*	31,400	45,275
Haier Smart Home Co. Ltd. (Class H Stock)	53,800	188,235
Haitong Securities Co. Ltd. (Class H Stock)	107,200	98,216
Hangzhou Robam Appliances Co. Ltd. (Class A Stock)	13,900	72,708
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	3,200	67,969
Hefei Meiya Optoelectronic Technology, Inc. (Class A Stock)	800	4,705
Hua Hong Semiconductor Ltd., 144A*	2,000	10,353
Huadian Power International Corp. Ltd. (Class H Stock)	36,000	14,974
Huafon Chemical Co. Ltd. (Class A Stock)	15,000	28,207
Huatai Securities Co. Ltd. (Class A Stock)	55,900	146,793
Huatai Securities Co. Ltd. (Class H Stock), 144A	53,400	82,385
Hunan Valin Steel Co. Ltd. (Class A Stock)	15,100	15,467
Hutchmed China Ltd., ADR*	346	12,667
Imeik Technology Development Co. Ltd. (Class A Stock)	900	83,042
Industrial & Commercial Bank of China Ltd. (Class H Stock)	176,000	97,561
Industrial Bank Co. Ltd. (Class A Stock)	53,123	149,930
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	4,800	28,010
Innovent Biologics, Inc., 144A*	17,500	169,467
JD.com, Inc., ADR*	17,231	1,244,767
JD.com, Inc. (Class A Stock)*	4,850	177,398
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	4,745	121,294
Joinn Laboratories China Co. Ltd. (Class H Stock), 144A	3,440	46,593
Kaisa Group Holdings Ltd.*	29,000	7,921
KE Holdings, Inc., ADR*	6,735	122,981
Kingboard Holdings Ltd.	16,000	72,552
Kingdee International Software Group Co. Ltd.*	28,000	93,569
Kuaishou Technology, 144A*	3,100	33,314
KWG Group Holdings Ltd.	10,500	10,299

A3

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Lee & Man Paper Manufacturing Ltd.	13,000	$9,511
Lenovo Group Ltd.	848,000	934,456
Li Auto, Inc., ADR*	4,284	112,626
Li Ning Co. Ltd.	72,500	844,061
Logan Group Co. Ltd.	31,000	32,362
Longfor Group Holdings Ltd., 144A	26,000	118,591
Lufax Holding Ltd., ADR*(a)	11,925	83,237
Luye Pharma Group Ltd., 144A*	172,500	90,155
Maanshan Iron & Steel Co. Ltd. (Class H Stock)	82,000	37,124
Meituan (Class B Stock), 144A*	71,900	2,291,306
MMG Ltd.*	84,000	35,173
NetEase, Inc.	15,500	263,750
NetEase, Inc., ADR	16,942	1,446,847
New China Life Insurance Co. Ltd. (Class H Stock)	37,900	111,973
NIO, Inc., ADR*	13,025	464,081
Ovctek China, Inc. (Class A Stock)	5,360	67,647
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	171,000	53,055
Perfect World Co. Ltd. (Class A Stock)	18,900	43,914
PetroChina Co. Ltd. (Class A Stock)	50,400	46,708
PetroChina Co. Ltd. (Class H Stock)	1,342,000	629,578
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	3,600	86,103
PICC Property & Casualty Co. Ltd. (Class H Stock)	80,000	77,735
Pinduoduo, Inc., ADR*	4,010	363,587
Ping An Bank Co. Ltd. (Class A Stock)	76,545	211,548
Ping An Insurance Group Co. of China Ltd. (Class A Stock)	30,785	230,107
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	187,500	1,277,438
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	112,000	77,279
Powerlong Commercial Management Holdings Ltd.	2,500	5,841
Prosus NV*	3,586	285,571
Remegen Co. Ltd. (Class H Stock), 144A*	1,000	12,735
SAIC Motor Corp. Ltd. (Class A Stock)	43,005	126,672
Shandong Hualu Hengsheng Chemical Co. Ltd. (Class A Stock)	6,100	30,880
Shandong Nanshan Aluminum Co. Ltd. (Class A Stock)	144,786	96,998
Shandong Sun Paper Industry JSC Ltd. (Class A Stock)	49,972	92,232
Shanghai Junshi Biosciences Co. Ltd. (Class H Stock), 144A*	13,600	69,155
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	18,200	35,283
Shanghai Putailai New Energy Technology Co. Ltd. (Class A Stock)	2,590	68,901
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (Class A Stock)	2,480	120,765
Shengyi Technology Co. Ltd. (Class A Stock)	17,496	58,378
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	15,006	$146,641
Shenzhen Investment Ltd.	180,000	45,327
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	1,120	66,757
Shimao Group Holdings Ltd.	77,500	142,024
Shui On Land Ltd.	47,000	7,060
Sihuan Pharmaceutical Holdings Group Ltd.	81,000	17,217
Sinopec Engineering Group Co. Ltd. (Class H Stock)	27,000	13,665
Sinopharm Group Co. Ltd. (Class H Stock)	25,200	65,911
Sinotrans Ltd. (Class H Stock)	169,000	66,042
Sinotruk Hong Kong Ltd.	29,000	43,086
SITC International Holdings Co. Ltd.	3,000	10,747
Sun Art Retail Group Ltd.	216,500	100,198
Sunac China Holdings Ltd.	281,000	598,393
TAL Education Group, ADR*	6,392	30,937
TCL Technology Group Corp. (Class A Stock)	166,845	160,659
Tencent Holdings Ltd.	129,700	7,812,325
Tianneng Power International Ltd.	6,000	6,726
Tingyi Cayman Islands Holding Corp.	56,000	103,943
Tongkun Group Co. Ltd. (Class A Stock)	12,543	42,437
Topsports International Holdings Ltd., 144A	38,000	43,064
Towngas China Co. Ltd.*	18,000	11,214
Uni-President China Holdings Ltd.	203,000	194,065
Up Fintech Holding Ltd., ADR*(a)	1,077	11,405
Vipshop Holdings Ltd., ADR*	18,310	203,973
West China Cement Ltd.	416,000	77,358
Wuliangye Yibin Co. Ltd. (Class A Stock)	3,371	114,086
WuXi AppTec Co. Ltd. (Class H Stock), 144A	41,400	966,370
Wuxi Biologics Cayman, Inc., 144A*	103,500	1,693,751
Wuxi Lead Intelligent Equipment Co. Ltd. (Class A Stock)	1,200	12,842
Xiabuxiabu Catering Management China Holdings Co. Ltd., 144A*	48,500	47,700
Xiaomi Corp. (Class B Stock), 144A*	144,200	400,067
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	8,000	16,855
XPeng, Inc., ADR*	6,559	233,107
XPeng, Inc. (Class A Stock)*	1,600	28,619
Xtep International Holdings Ltd.	57,500	80,841
Yadea Group Holdings Ltd., 144A	6,000	9,879
Yangzijiang Shipbuilding Holdings Ltd.	151,900	153,792
Yuexiu Property Co. Ltd.	15,600	14,651
Yum China Holdings, Inc.(a)	2,178	126,564
Yunnan Aluminium Co. Ltd. (Class A Stock)*	7,500	17,047
Yutong Bus Co. Ltd. (Class A Stock)	26,500	46,569
Yuzhou Group Holdings Co. Ltd.	28,789	4,246
Zai Lab Ltd., ADR*	224	23,607

A4

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Zhejiang Huayou Cobalt Co. Ltd. (Class A Stock)	7,200	$115,122
Zhejiang Weixing New Building Materials Co. Ltd. (Class A Stock)	27,700	72,273
Zhongsheng Group Holdings Ltd.	1,000	8,064
Zhuzhou Kibing Group Co. Ltd. (Class A Stock)	26,621	70,930
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	228,600	204,466
ZTE Corp. (Class A Stock)	37,032	189,506
ZTE Corp. (Class H Stock)	38,400	126,171
ZTO Express Cayman, Inc., ADR	1,811	55,525
		49,455,016
Colombia — 0.0%
Bancolombia SA, ADR	1,726	59,754
Czech Republic — 0.0%
CEZ A/S	4,489	146,360
Moneta Money Bank A/S, 144A*	19,822	79,926
		226,286
Denmark — 0.2%
AP Moller - Maersk A/S (Class A Stock)	13	33,433
AP Moller - Maersk A/S (Class B Stock)	255	688,601
Carlsberg A/S (Class B Stock)	72	11,757
Chr Hansen Holding A/S	7,205	586,350
Coloplast A/S (Class B Stock)	4,466	698,480
FLSmidth & Co. A/S	290	10,111
Genmab A/S*	317	138,719
H. Lundbeck A/S	404	10,967
Jyske Bank A/S*	593	25,553
Novo Nordisk A/S (Class B Stock)	29,216	2,819,254
Novozymes A/S (Class B Stock)	2,676	183,077
Orsted A/S, 144A	876	116,070
SimCorp A/S	507	59,864
		5,382,236
Finland — 0.2%
Kesko OYJ (Class B Stock)	6,356	219,313
Kone OYJ (Class B Stock)	26,158	1,836,579
Neste OYJ	5,577	315,901
Nokia OYJ*	84,445	464,889
Nordea Bank Abp	146,026	1,886,495
Sampo OYJ (Class A Stock)	2,726	135,183
UPM-Kymmene OYJ	11,748	416,483
		5,274,843
France — 0.7%
Air France-KLM*	5,709	28,020
Alstom SA	2,260	85,765
Amundi SA, 144A	5,821	490,328
Atos SE	1,863	99,199
AXA SA	11,217	311,396
BioMerieux	532	60,724
BNP Paribas SA	12,823	818,669
Carrefour SA	3,001	53,938
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Casino Guichard Perrachon SA*	6,410	$172,471
Christian Dior SE	276	198,819
CNP Assurances	16,226	256,864
Credit Agricole SA	18,263	251,375
Dassault Systemes SE	13,865	728,221
Electricite de France SA	22,396	282,012
Elis SA*	694	13,298
Engie SA	96,982	1,272,979
Faurecia SE	845	39,765
Gaztransport Et Technigaz SA	1	75
Hermes International	995	1,374,078
JCDecaux SA*	963	25,566
Kering SA	2,110	1,502,508
Klepierre SA, REIT*	4,965	111,252
Legrand SA	1,581	169,331
L’Oreal SA	5,061	2,088,314
LVMH Moet Hennessy Louis Vuitton SE	3,781	2,701,294
Orange SA	11,221	121,352
Publicis Groupe SA	1,865	125,397
Renault SA*	3,306	117,780
Rexel SA*	6,449	124,559
Rubis SCA	9,916	343,018
Safran SA	751	94,957
Sanofi	2,090	200,899
Societe Generale SA	13,151	411,857
Sodexo SA*	300	26,227
Teleperformance	151	59,383
Television Francaise 1	9	89
TotalEnergies SE	14,712	701,957
Unibail-Rodamco-Westfield, REIT*	767	56,311
Valeo	9,046	252,816
		15,772,863
Germany — 0.5%
adidas AG	215	67,522
Allianz SE	3,237	728,557
Aroundtown SA	2,757	19,026
Auto1 Group SE, 144A*	446	16,291
BASF SE	586	44,569
Bayer AG	3,451	187,462
Bayerische Motoren Werke AG	5,297	510,349
Beiersdorf AG	3,081	332,685
Continental AG*	123	13,420
Deutsche Bank AG*	2,314	29,399
Deutsche Boerse AG	1,269	205,990
Deutsche Lufthansa AG*	17,128	116,806
Deutsche Post AG	30,373	1,910,014
DWS Group GmbH & Co. KGaA, 144A	241	10,151
E.ON SE	10,555	129,303
Evonik Industries AG	28,730	902,085
Fielmann AG	670	44,554
Freenet AG	583	15,270
Fresenius Medical Care AG & Co. KGaA	10,853	762,923
Hannover Rueck SE	22	3,838
HelloFresh SE*	3,776	349,911
HOCHTIEF AG	377	30,118

A5

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Jenoptik AG	2	$68
MorphoSys AG*	343	16,262
MTU Aero Engines AG	303	68,338
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	101	27,549
Nemetschek SE	1,872	196,068
ProSiebenSat.1 Media SE	995	18,158
Rheinmetall AG	1,774	173,354
SAP SE	14,970	2,026,154
Siemens AG	14,907	2,436,913
Symrise AG	2,499	328,549
Telefonica Deutschland Holding AG	9,072	25,840
TUI AG*	3,029	13,015
Zalando SE, 144A*(a)	9,289	849,553
		12,610,064
Greece — 0.0%
Alpha Services & Holdings SA*	42,482	53,872
JUMBO SA	3,837	62,804
OPAP SA	2,827	43,673
		160,349
Hong Kong — 0.2%
AIA Group Ltd.	216,000	2,495,938
Cathay Pacific Airways Ltd.*	27,000	22,636
CK Asset Holdings Ltd.	65,500	377,629
Hongkong Land Holdings Ltd.	12,100	57,915
Hysan Development Co. Ltd.	5,000	16,291
Kerry Properties Ltd.	44,000	115,864
Link REIT, REIT	21,400	183,219
MTR Corp. Ltd.	42,000	225,940
New World Development Co. Ltd.	15,000	60,910
Nine Dragons Paper Holdings Ltd.	40,000	48,877
NWS Holdings Ltd.	21,000	19,343
Orient Overseas International Ltd.	3,000	52,284
PCCW Ltd.	42,000	21,538
Sino Biopharmaceutical Ltd.	297,000	247,265
Sun Hung Kai Properties Ltd.	32,500	404,802
Swire Pacific Ltd. (Class A Stock)	19,500	115,597
Swire Properties Ltd.	48,600	121,927
Techtronic Industries Co. Ltd.	47,500	934,110
Wharf Real Estate Investment Co. Ltd.	9,000	46,237
		5,568,322
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	43,005	357,670
OTP Bank Nyrt*	6,356	372,911
		730,581
India — 0.8%
Adani Green Energy Ltd.*	419	6,463
Adani Total Gas Ltd.	537	10,231
Adani Transmission Ltd.*	1,548	32,266
Affle India Ltd.*	100	7,199
Alkem Laboratories Ltd.	900	48,227
Amara Raja Batteries Ltd.	13,144	132,569
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Apollo Hospitals Enterprise Ltd.	3,003	$181,160
Asian Paints Ltd.	14,523	633,710
Astral Ltd.	1,835	53,481
Axis Bank Ltd.*	29,409	301,546
Bajaj Finance Ltd.	395	40,629
Bank of Baroda*	34,378	37,648
Bharat Forge Ltd.	14,286	141,190
Bharti Airtel Ltd.*	21,844	202,073
Blue Dart Express Ltd.	237	20,765
Cadila Healthcare Ltd.	12,682	93,982
Canara Bank*	8,009	18,523
Carborundum Universal Ltd.	3,428	40,915
Century Plyboards India Ltd.	1,047	6,648
Cipla Ltd.	7,475	98,960
Container Corp. Of India Ltd.	21,793	206,553
Cummins India Ltd.	5,333	71,214
Cyient Ltd.	4,049	58,004
Dabur India Ltd.	10,028	83,318
DCB Bank Ltd.*	46,095	56,297
Emami Ltd.	7,418	57,350
Exide Industries Ltd.	5,535	13,265
Glenmark Pharmaceuticals Ltd.	8,781	60,248
Gujarat Gas Ltd.	1,476	12,682
Havells India Ltd.	11,027	203,510
HCL Technologies Ltd.	21,891	376,412
HDFC Bank Ltd.	65,180	1,397,055
HDFC Bank Ltd., ADR	2,676	195,589
HDFC Life Insurance Co. Ltd., 144A	45,514	442,243
Hindalco Industries Ltd.	75,503	495,412
Hindustan Unilever Ltd.	844	30,681
Hindustan Zinc Ltd.	2,283	9,573
Housing Development Finance Corp. Ltd.	50,310	1,856,656
ICICI Bank Ltd.	89,643	840,322
ICICI Bank Ltd., ADR(a)	7,341	138,525
ICICI Prudential Life Insurance Co. Ltd., 144A	7,457	67,471
IndusInd Bank Ltd.	13,062	194,464
Info Edge India Ltd.	1,099	94,974
Infosys Ltd.	68,499	1,539,339
Infosys Ltd., ADR	21,496	478,286
InterGlobe Aviation Ltd., 144A*	2,220	60,403
Ipca Laboratories Ltd.	196	6,369
ITC Ltd.	102,118	323,841
Jubilant Foodworks Ltd.	2,562	139,368
Jubilant Pharmova Ltd.	1,317	11,073
Karur Vysya Bank Ltd. (The)	20,957	13,486
KEC International Ltd.	2,182	13,043
Kotak Mahindra Bank Ltd.	38,304	1,031,548
KPIT Technologies Ltd.	4,598	21,074
L&T Finance Holdings Ltd.*	46,653	56,966
L&T Technology Services Ltd., 144A	1,283	81,080
Larsen & Toubro Infotech Ltd., 144A	1,945	150,804
Lupin Ltd.	1,482	18,965
Mahanagar Gas Ltd.	7,315	106,710
Marico Ltd.	13,682	101,051
Mindtree Ltd.	1,911	108,184
Mphasis Ltd.	2,510	104,720

A6

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Narayana Hrudayalaya Ltd.*	2,522	$17,054
National Aluminium Co. Ltd.	54,722	68,516
Oil & Natural Gas Corp. Ltd.	57,823	111,894
Persistent Systems Ltd.	243	12,176
Praj Industries Ltd.	12,158	57,553
Prism Johnson Ltd.*	3,197	5,373
Raymond Ltd.*	3,581	22,057
Reliance Industries Ltd.	38,979	1,319,801
SBI Life Insurance Co. Ltd., 144A	21,767	355,883
SRF Ltd.	297	45,046
State Bank of India	2,628	15,922
Sun Pharmaceutical Industries Ltd.	19,832	218,455
Symphony Ltd.	875	12,647
Tata Chemicals Ltd.	1,094	13,515
Tata Consultancy Services Ltd.	50,006	2,537,353
TeamLease Services Ltd.*	94	5,701
Tech Mahindra Ltd.	17,451	323,287
Thermax Ltd.	1,237	22,628
Titan Co. Ltd.	745	21,652
TVS Motor Co. Ltd.	8,231	60,756
UPL Ltd.	18,754	178,094
Varun Beverages Ltd.	2,533	30,665
V-Guard Industries Ltd.	4,540	15,790
VIP Industries Ltd.*	3,540	24,149
Westlife Development Ltd.*	6,366	48,502
Wipro Ltd.	16,718	142,427
		19,123,209
Indonesia — 0.1%
Astra International Tbk PT	161,000	61,622
Bank Central Asia Tbk PT	149,100	363,815
Bank Mandiri Persero Tbk PT	450,400	192,873
Bank Rakyat Indonesia Persero Tbk PT	1,039,600	278,096
Kalbe Farma Tbk PT	462,500	46,177
Matahari Department Store Tbk PT*	36,600	7,131
		949,714
Ireland — 0.1%
Bank of Ireland Group PLC*	3,056	17,798
CRH PLC	4,939	231,368
Flutter Entertainment PLC (XLON)*	379	74,905
Flutter Entertainment PLC (XDUB)*	1,199	236,364
Kerry Group PLC (Class A Stock)	2,130	284,678
Kingspan Group PLC	2,643	259,727
		1,104,840
Israel — 0.1%
Bank Hapoalim BM	40,009	351,774
First International Bank of Israel Ltd. (The)	1,127	41,179
Isracard Ltd.	155	647
Israel Discount Bank Ltd. (Class A Stock)*	25,387	134,811
Mizrahi Tefahot Bank Ltd.	283	9,568
Nice Ltd.*	2,307	653,031
Strauss Group Ltd.	409	11,977
	Shares	Value
Common Stocks (continued)
Israel (cont’d.)
Teva Pharmaceutical Industries Ltd.*	18,940	$186,495
Teva Pharmaceutical Industries Ltd., ADR*	9,951	96,923
		1,486,405
Italy — 0.1%
Amplifon SpA	2,625	124,988
Assicurazioni Generali SpA	6,775	143,064
Autogrill SpA*	1,702	13,780
Azimut Holding SpA	555	15,204
Banca Mediolanum SpA	2,305	24,845
Banco BPM SpA	11,028	34,581
BPER Banca	43,777	97,202
Davide Campari-Milano NV	868	12,224
Enel SpA	39,659	305,440
Eni SpA	15,934	210,553
Hera SpA	10,373	42,485
Interpump Group SpA	7	454
Intesa Sanpaolo SpA	154,080	436,946
Italgas SpA	2,250	14,441
Mediobanca Banca di Credito Finanziario SpA*	20,062	241,506
Pirelli & C SpA, 144A	4,724	27,570
PRADA SpA	1,800	9,944
Saipem SpA*	9,145	22,357
Telecom Italia SpA	119,394	46,745
UniCredit SpA	11,589	153,582
Unipol Gruppo SpA	29,700	172,839
		2,150,750
Japan — 1.3%
Advantest Corp.	4,000	358,489
Air Water, Inc.	700	11,176
Aisin Corp.	4,000	144,046
Alps Alpine Co. Ltd.	18,000	194,485
Amada Co. Ltd.	20,900	215,560
Aozora Bank Ltd.	700	17,161
Asahi Kasei Corp.	20,400	216,380
Astellas Pharma, Inc.	15,000	247,205
Benesse Holdings, Inc.	7,600	171,983
Bridgestone Corp.	20,400	963,343
Calbee, Inc.	4,400	107,388
Canon, Inc.	38,300	937,165
Chugai Pharmaceutical Co. Ltd.	2,500	91,608
Chugoku Electric Power Co., Inc. (The)	1,400	12,809
COMSYS Holdings Corp.	600	15,825
Credit Saison Co. Ltd.	2,300	30,285
CyberAgent, Inc.	2,900	55,855
Daiichi Sankyo Co. Ltd.	900	23,865
Daiichikosho Co. Ltd.	400	14,836
Daikin Industries Ltd.	1,900	413,145
Daito Trust Construction Co. Ltd.	700	81,273
Denso Corp.	2,500	163,429
DIC Corp.	8,600	242,541
Dip Corp.	500	19,001
Disco Corp.	1,100	307,246
DMG Mori Co. Ltd.	1,400	26,186
Ebara Corp.	300	14,818

A7

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Electric Power Development Co. Ltd.	6,600	$95,372
EXEO Group, Inc.	2,200	54,070
FANUC Corp.	2,800	611,506
Fast Retailing Co. Ltd.	400	293,458
Fuji Media Holdings, Inc.	3,400	35,914
Fuji Seal International, Inc.	400	8,661
FUJIFILM Holdings Corp.	100	8,620
Hikari Tsushin, Inc.	700	118,424
Honda Motor Co. Ltd.	7,900	241,747
Hoya Corp.	1,200	187,335
IHI Corp.	1,700	43,252
Inpex Corp.	28,300	221,336
Isuzu Motors Ltd.	6,400	83,743
ITOCHU Corp.	2,400	69,973
Izumi Co. Ltd.	900	30,012
Japan Post Holdings Co. Ltd.	16,900	142,567
Japan Tobacco, Inc.	101,800	1,997,366
JFE Holdings, Inc.	9,300	140,477
JTEKT Corp.	1,200	10,336
Kaneka Corp.	6,300	263,203
Kawasaki Heavy Industries Ltd.	1,500	34,593
KDDI Corp.	20,400	673,141
Keyence Corp.	3,600	2,149,905
Kirin Holdings Co. Ltd.	39,800	736,940
Koito Manufacturing Co. Ltd.	1,600	95,890
Komatsu Ltd.	400	9,599
Konica Minolta, Inc.	2,600	14,007
Kuraray Co. Ltd.	1,700	16,364
Lawson, Inc.	800	39,254
Lintec Corp.	500	11,392
M3, Inc.	500	35,653
Marubeni Corp.	16,900	138,925
Maruha Nichiro Corp.	400	9,520
Matsui Securities Co. Ltd.	2,500	18,152
Mitsubishi Corp.	500	15,713
Mitsubishi HC Capital, Inc.	37,400	195,133
Mitsubishi Heavy Industries Ltd.	3,200	86,159
Mitsubishi Materials Corp.	8,300	162,073
Mitsubishi Motors Corp.*	5,500	15,070
Mitsubishi UFJ Financial Group, Inc.	17,600	103,395
Mitsui OSK Lines Ltd.	500	33,592
MS&AD Insurance Group Holdings, Inc.	13,100	438,024
NEC Corp.	900	48,776
Nexon Co. Ltd.	4,400	70,889
NGK Spark Plug Co. Ltd.	10,700	166,555
Nichirei Corp.	500	13,064
Nidec Corp.	800	88,390
Nihon M&A Center Holdings, Inc.	2,900	85,259
Nikon Corp.	11,000	122,508
Nippon Paint Holdings Co. Ltd.	13,700	148,883
Nippon Shokubai Co. Ltd.	2,400	123,604
Nippon Steel Corp.	4,600	83,515
Nippon Telegraph & Telephone Corp.	13,000	359,267
Nippon Television Holdings, Inc.	2,700	30,437
Nippon Yusen KK	600	45,083
Nissan Motor Co. Ltd.*	12,700	63,206
NOK Corp.	700	8,208
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Obic Co. Ltd.	500	$95,147
Olympus Corp.	13,500	296,237
Omron Corp.	800	79,183
ORIX Corp.	600	11,179
Otsuka Corp.	300	15,383
Pola Orbis Holdings, Inc.	800	18,427
Rakus Co. Ltd.	1,600	56,212
Rakuten Group, Inc.	1,600	15,440
Recruit Holdings Co. Ltd.	19,400	1,180,998
Relo Group, Inc.	1,800	37,056
Resorttrust, Inc.	700	13,761
Ricoh Co. Ltd.	7,300	74,719
Rinnai Corp.	300	32,872
Secom Co. Ltd.	600	43,438
Sekisui House Ltd.	3,800	79,835
Seven & i Holdings Co. Ltd.	300	13,629
Shin-Etsu Chemical Co. Ltd.	2,400	403,612
SMC Corp.	800	500,576
SoftBank Corp.	23,000	312,093
SoftBank Group Corp.	9,800	565,134
Sojitz Corp.	2,000	32,861
Subaru Corp.	43,900	811,486
Sumitomo Chemical Co. Ltd.	288,500	1,503,373
Sumitomo Corp.	15,800	222,391
Sumitomo Heavy Industries Ltd.	700	18,414
Sumitomo Mitsui Financial Group, Inc.	39,900	1,401,402
Sumitomo Rubber Industries Ltd.	39,700	503,275
Sundrug Co. Ltd.	400	12,111
Suntory Beverage & Food Ltd.	6,800	282,685
Takeda Pharmaceutical Co. Ltd.	54,500	1,805,571
Terumo Corp.	13,000	613,031
Tokio Marine Holdings, Inc.	1,100	58,933
Tokyo Electron Ltd.	3,800	1,689,551
Tokyo Gas Co. Ltd.	1,200	22,349
Tokyo Ohka Kogyo Co. Ltd.	200	12,236
Toray Industries, Inc.	3,500	22,358
Toshiba Corp.	3,200	134,958
Toyo Seikan Group Holdings Ltd.	1,100	12,876
Toyoda Gosei Co. Ltd.	1,700	34,035
Toyota Boshoku Corp.	3,000	53,354
Toyota Motor Corp.	16,500	292,892
Trend Micro, Inc.	1,800	100,210
Ube Industries Ltd.	3,100	60,714
Unicharm Corp.	3,000	132,730
Welcia Holdings Co. Ltd.	4,700	168,943
Yamada Holdings Co. Ltd.	42,000	176,891
Yamaguchi Financial Group, Inc.	7,600	45,246
Yamaha Motor Co. Ltd.	3,900	108,795
Yamazaki Baking Co. Ltd.	1,500	26,176
Yaskawa Electric Corp.	200	9,581
Zenkoku Hosho Co. Ltd.	1,300	63,377
Zeon Corp.	1,500	21,103
		30,543,452
Kuwait — 0.0%
National Bank of Kuwait SAKP	158,103	499,273

A8

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Luxembourg — 0.0%
Eurofins Scientific SE	126	$16,163
RTL Group SA	1,149	68,877
SES SA	1,022	9,130
		94,170
Malaysia — 0.2%
AirAsia Group Bhd*	243,800	61,073
Bumi Armada Bhd*	102,600	11,219
Bursa Malaysia Bhd	4,400	7,771
CIMB Group Holdings Bhd	451,200	513,415
D&O Green Technologies Bhd	15,600	21,143
Fraser & Neave Holdings Bhd	2,300	14,636
Hartalega Holdings Bhd	86,300	126,656
Hong Leong Bank Bhd	4,100	18,492
IHH Healthcare Bhd	91,500	145,910
Inari Amertron Bhd	103,900	90,815
Kossan Rubber Industries	91,200	50,280
Kuala Lumpur Kepong Bhd	7,300	35,046
Malayan Banking Bhd	593,300	1,139,580
MISC Bhd	5,100	8,391
My EG Services Bhd	92,800	20,335
Petronas Chemicals Group Bhd	7,100	14,745
Petronas Dagangan Bhd	6,100	27,732
Press Metal Aluminium Holdings Bhd	60,400	82,781
Public Bank Bhd	1,256,300	1,220,226
QL Resources Bhd	14,850	19,086
RHB Bank Bhd	143,400	186,561
Sime Darby Bhd	260,200	140,939
Supermax Corp. Bhd	95,868	54,782
Telekom Malaysia Bhd	114,300	155,465
Tenaga Nasional Bhd	239,000	552,689
Westports Holdings Bhd	26,000	27,939
		4,747,707
Mexico — 0.2%
Arca Continental SAB de CV	34,020	207,138
Cemex SAB de CV, ADR*	6,821	48,907
Cemex SAB de CV, UTS*	201,663	145,667
Coca-Cola Femsa SAB de CV, ADR	2,636	148,328
Coca-Cola Femsa SAB de CV, UTS	28,377	160,186
Corp Inmobiliaria Vesta SAB de CV	1,214,263	2,121,276
Fomento Economico Mexicano SAB de CV, ADR(a)	4,983	432,126
Fomento Economico Mexicano SAB de CV, UTS	31,347	271,943
Grupo Bimbo SAB de CV (Class A Stock)	87,788	246,716
Grupo Financiero Banorte SAB de CV (Class O Stock)	54,476	349,133
Grupo Mexico SAB de CV (Class B Stock)	56,452	224,479
Grupo Televisa SAB, UTS	8,000	17,603
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	26,801	44,016
Megacable Holdings SAB de CV, UTS	4,800	14,624
Orbia Advance Corp. SAB de CV	9,689	24,873
		4,457,015
	Shares	Value
Common Stocks (continued)
Netherlands — 0.3%
ABN AMRO Bank NV, 144A, CVA*	6,860	$98,301
Adyen NV, 144A*	73	203,760
Aegon NV	14,487	74,707
Akzo Nobel NV	1,755	191,628
Argenx SE*	16	4,800
ASML Holding NV	1,827	1,364,180
ASR Nederland NV	3,993	182,167
EXOR NV	1,803	150,547
Flow Traders, 144A	1,037	40,071
Heineken Holding NV	122	10,618
Heineken NV	176	18,353
IMCD NV	40	7,648
JDE Peet’s NV	7,954	237,464
Koninklijke Ahold Delhaize NV	58,468	1,944,480
Koninklijke KPN NV	6,604	20,794
Koninklijke Philips NV	2,853	126,664
Koninklijke Vopak NV	346	13,625
NN Group NV	3,641	190,200
PostNL NV	73,198	350,955
Randstad NV	11,797	790,126
Royal Dutch Shell PLC (Class A Stock)	35,167	774,623
Royal Dutch Shell PLC (Class B Stock)	5,216	114,235
Signify NV, 144A	3,238	161,586
Wolters Kluwer NV	5,258	557,315
		7,628,847
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	14,315	314,852
Xero Ltd.*	230	22,821
		337,673
Norway — 0.1%
DNB Bank ASA	684	15,605
Equinor ASA	40,568	1,030,229
Leroy Seafood Group ASA	5	41
Orkla ASA	1,765	16,214
Schibsted ASA (Class B Stock)	1,083	45,667
		1,107,756
Peru — 0.0%
Southern Copper Corp.	1,147	64,393
Philippines — 0.0%
Aboitiz Equity Ventures, Inc.	59,700	57,011
Ayala Corp.	3,010	48,072
Ayala Land, Inc.	98,300	64,432
International Container Terminal Services, Inc.	55,520	211,838
JG Summit Holdings, Inc.	17,556	22,309
Metropolitan Bank & Trust Co.	13,079	11,201
San Miguel Corp.	3,390	7,654
SM Prime Holdings, Inc.	37,200	23,782
Universal Robina Corp.	6,730	17,897
		464,196
Poland — 0.0%
Bank Polska Kasa Opieki SA	7,194	185,601
Dino Polska SA, 144A*	492	40,997

A9

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Poland (cont’d.)
Polski Koncern Naftowy ORLEN SA	5,989	$123,062
Polskie Gornictwo Naftowe i Gazownictwo SA	73,563	119,364
Powszechna Kasa Oszczednosci Bank Polski SA*	6,440	68,113
Santander Bank Polska SA*	905	68,007
		605,144
Portugal — 0.0%
Galp Energia SGPS SA	10,614	119,986
Jeronimo Martins SGPS SA	3,571	70,368
		190,354
Qatar — 0.0%
Barwa Real Estate Co.	12,245	10,583
Commercial Bank PSQC (The)	23,506	39,827
Industries Qatar QSC	17,710	75,053
Masraf Al Rayan QSC	43,560	53,563
Ooredoo QPSC	8,472	17,074
Qatar Islamic Bank SAQ	13,724	68,876
Qatar National Bank QPSC	53,645	282,293
		547,269
Romania — 0.0%
NEPI Rockcastle PLC	10,956	76,128
Russia — 0.2%
Alrosa PJSC	184,695	337,527
Coca-Cola HBC AG*	3	96
Gazprom PJSC	39,703	196,876
Gazprom PJSC, ADR	10,618	105,910
LUKOIL PJSC	14,196	1,351,085
LUKOIL PJSC, ADR	6,061	577,603
Magnit PJSC, GDR	1,998	33,789
MMC Norilsk Nickel PJSC	506	151,128
Novolipetsk Steel PJSC	35,176	104,997
PhosAgro PJSC, GDR	4,014	89,758
Sberbank of Russia PJSC, ADR	23,361	438,129
Sistema PJSFC	317,198	117,382
Tatneft PJSC	53,864	390,482
Tatneft PJSC, ADR	352	15,338
		3,910,100
Saudi Arabia — 0.1%
Al Rajhi Bank	27,445	896,427
Aldrees Petroleum and Transport Services Co.	4,098	79,663
Alinma Bank	16,014	102,320
Almarai Co. JSC	3,405	52,613
Bank AlBilad*	11,802	128,536
Banque Saudi Fransi	2,140	23,765
Dr. Sulaiman Al Habib Medical Services Group Co.	995	46,108
Jarir Marketing Co.	2,950	164,923
Leejam Sports Co. JSC	644	17,955
Riyad Bank	10,135	72,665
Saudi Airlines Catering Co.*	1,203	28,691
Saudi Arabian Mining Co.*	10,343	230,882
	Shares	Value
Common Stocks (continued)
Saudi Arabia (cont’d.)
Saudi Arabian Oil Co., 144A	8,672	$83,172
Saudi Basic Industries Corp.	23,445	794,776
Saudi National Bank (The)	16,680	272,895
		2,995,391
Singapore — 0.0%
Ascott Residence Trust, UTS	23,400	15,875
Jardine Cycle & Carriage Ltd.	26,100	369,874
NetLink NBN Trust, UTS	13,900	10,169
United Overseas Bank Ltd.	9,500	179,315
Venture Corp. Ltd.	6,000	78,988
		654,221
South Africa — 0.3%
Absa Group Ltd.	14,143	142,888
Anglo American Platinum Ltd.	1,941	167,792
Anglo American PLC (BATE)	13,313	470,249
Anglo American PLC (XJSE)	9,077	320,959
Aspen Pharmacare Holdings Ltd.	4,316	77,484
AVI Ltd.	3,652	20,715
Barloworld Ltd.	1,017	8,311
Bidvest Group Ltd. (The)	10,129	131,499
Capitec Bank Holdings Ltd.	1,984	239,824
Clicks Group Ltd.	4,713	87,025
FirstRand Ltd.	148,074	633,702
Foschini Group Ltd. (The)*	8,642	78,354
Gold Fields Ltd.	28,756	234,714
Growthpoint Properties Ltd., REIT	12,547	11,907
Impala Platinum Holdings Ltd.	18,923	214,509
Investec Ltd.	5,508	23,925
Kumba Iron Ore Ltd.	140	4,587
Life Healthcare Group Holdings Ltd.*	26,086	39,682
Mr. Price Group Ltd.	10,108	135,348
MTN Group Ltd.*	20,474	191,809
MultiChoice Group	6,267	47,304
Naspers Ltd. (Class N Stock)	10,024	1,669,245
Nedbank Group Ltd.	13,473	156,241
Netcare Ltd.*	76,781	82,632
Old Mutual Ltd.	268,284	294,024
Pepkor Holdings Ltd., 144A*	54,417	77,754
Remgro Ltd.	7,969	71,881
Sanlam Ltd.	5,465	23,153
Sappi Ltd.*	9,777	25,882
Shoprite Holdings Ltd.	19,938	236,662
Sibanye Stillwater Ltd.	8,218	25,305
Standard Bank Group Ltd.	89,816	852,838
Telkom SA SOC Ltd.*	838	2,457
Truworths International Ltd.	11,173	41,204
Vodacom Group Ltd.	7,152	68,445
Woolworths Holdings Ltd.	6,462	25,269
		6,935,579
South Korea — 0.8%
Amorepacific Corp.	581	86,835
BGF retail Co. Ltd.	507	72,560
Celltrion, Inc.*	783	170,550
Cheil Worldwide, Inc.	268	5,127

A10

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
CJ CheilJedang Corp.	598	$205,980
CJ Logistics Corp.*	460	59,404
Daehan Steel Co. Ltd.	1,107	19,230
Dongkuk Steel Mill Co. Ltd.	3,383	52,393
Doosan Bobcat, Inc.*	2,717	90,550
Doosan Co. Ltd.	1,014	84,392
Hana Financial Group, Inc.	286	11,098
Hankook Tire & Technology Co. Ltd.	1,993	72,056
Hanon Systems	3,335	43,736
HMM Co. Ltd.*	1,814	51,075
Hugel, Inc.*	444	64,493
Hyosung Chemical Corp.*	53	15,781
Hyundai Construction Equipment Co. Ltd.*	2,108	72,272
Hyundai Electric & Energy System Co. Ltd.*	439	10,173
Hyundai Glovis Co. Ltd.	1,116	154,735
Hyundai Mobis Co. Ltd.	2,870	607,329
Hyundai Steel Co.	342	13,566
Intellian Technologies, Inc.	211	12,818
Kakao Corp.	4,734	467,353
Kia Corp.	2,835	191,495
Korea Gas Corp.*	4,267	174,420
Korea Zinc Co. Ltd.	538	227,804
Korean Air Lines Co. Ltd.*	216	6,088
KT Corp.	11,175	306,246
KT Corp., ADR(a)	28,336	385,936
LG Chem Ltd.	948	614,655
LG Display Co. Ltd.*	2,777	44,051
LG Electronics, Inc.	1,631	172,724
LG Hausys Ltd.	787	52,020
LG Household & Health Care Ltd.	102	115,299
LG Innotek Co. Ltd.	255	44,327
LG Uplus Corp.	3,822	48,126
Lotte Chemical Corp.	296	59,728
LS Electric Co. Ltd.	2,567	143,203
Mando Corp.*	2,235	106,256
NAVER Corp.	5,495	1,788,701
NCSoft Corp.	224	113,804
NEXTIN, Inc.*	159	7,199
NHN Corp.*	816	48,169
Osstem Implant Co. Ltd.	791	88,949
POSCO	2,420	670,424
POSCO, ADR	1,503	103,662
Samsung Electro-Mechanics Co. Ltd.	3,282	486,190
Samsung Electronics Co. Ltd.	121,013	7,481,655
Samsung Engineering Co. Ltd.*	1,910	40,765
Samsung SDI Co. Ltd.	270	162,341
Samsung SDS Co. Ltd.	1,037	139,337
Seah Besteel Corp.	2,218	48,050
Shinhan Financial Group Co. Ltd.	16,914	572,248
SK Hynix, Inc.	7,711	658,479
SK Innovation Co. Ltd.*	2,969	655,201
SK Telecom Co. Ltd.	1,566	426,207
S-Oil Corp.	5,661	520,219
Studio Dragon Corp.*	423	31,371
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Woori Financial Group, Inc.	1,662	$16,249
		19,195,104
Spain — 0.1%
Acciona SA	131	21,663
ACS Actividades de Construccion y Servicios SA	776	20,964
Amadeus IT Group SA*	1,460	95,745
Banco de Sabadell SA*	66,211	55,408
Banco Santander SA*	32,307	116,644
Bankinter SA	5,014	29,338
CaixaBank SA	9,564	29,654
Cellnex Telecom SA, 144A	18,842	1,162,199
Fluidra SA	1,336	53,267
Grifols SA	2,291	55,864
Industria de Diseno Textil SA	9,704	356,386
Repsol SA	6,921	90,286
		2,087,418
Sweden — 0.3%
Assa Abloy AB (Class B Stock)	38,655	1,122,778
Atlas Copco AB (Class A Stock)	18,640	1,127,406
Atlas Copco AB (Class B Stock)	5,012	255,187
Boliden AB	1,397	44,801
Electrolux AB (Class B Stock)	2,812	64,907
Elekta AB (Class B Stock)	18,435	206,627
Evolution AB, 144A	50	7,605
H & M Hennes & Mauritz AB (Class B Stock)*	3,724	75,325
Hexagon AB (Class B Stock)	11,428	176,670
Husqvarna AB (Class B Stock)	4,047	48,393
Industrivarden AB (Class A Stock)	304	9,733
Industrivarden AB (Class C Stock)	404	12,513
Indutrade AB	245	6,811
Investor AB (Class A Stock)	602	13,047
Investor AB (Class B Stock)	18,235	392,606
Kinnevik AB (Class B Stock)*	3,326	117,139
L E Lundbergforetagen AB (Class B Stock)	2,414	132,665
Loomis AB	2,462	66,607
Lundin Energy AB	3,251	121,073
Pandox AB*	4,191	66,265
Saab AB (Class B Stock)	15,616	441,939
SKF AB (Class B Stock)	5,564	131,467
Svenska Handelsbanken AB (Class A Stock)	2,757	30,938
Swedish Match AB	99,956	875,391
Tele2 AB (Class B Stock)	5,239	77,691
Telefonaktiebolaget LM Ericsson (Class B Stock)	9,583	107,983
Telia Co. AB	21,076	86,734
Trelleborg AB (Class B Stock)	872	18,564
Volvo AB (Class B Stock)	794	17,798
		5,856,663
Switzerland — 0.6%
ABB Ltd.	12,128	406,031

A11

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Adecco Group AG	7,046	$353,969
Baloise Holding AG	372	56,579
BKW AG	107	11,579
Cie Financiere Richemont SA (Class A Stock)	14,317	1,486,089
Clariant AG*	2,355	44,323
Dufry AG*	1,542	86,769
Givaudan SA	426	1,947,363
Holcim Ltd.*	5,094	246,025
Idorsia Ltd.*	552	13,308
IWG PLC*	766	3,025
Kuehne + Nagel International AG	1,227	420,025
Nestle SA	18,366	2,214,822
Novartis AG	36,563	2,994,412
Roche Holding AG (BATE)	3,335	1,219,280
Roche Holding AG (XSWX)	34	13,982
Schindler Holding AG (Part. Cert.)	158	42,463
Sika AG	3,736	1,186,570
Straumann Holding AG	8	14,389
Swatch Group AG (The)	142	37,215
Tecan Group AG	38	21,649
Temenos AG	378	51,219
UBS Group AG	2,499	40,075
		12,911,161
Taiwan — 1.0%
Alchip Technologies Ltd.	3,000	99,396
ASPEED Technology, Inc.	1,000	82,677
AU Optronics Corp.	270,000	169,511
Bizlink Holding, Inc.	7,000	55,759
Cathay Financial Holding Co. Ltd.	258,432	536,297
Chailease Holding Co. Ltd.	16,645	146,112
Chang Hwa Commercial Bank Ltd.	67,370	39,684
China Steel Corp.	295,000	382,839
China Steel Structure Co. Ltd.	6,000	13,478
Chipbond Technology Corp.	22,000	52,932
CTBC Financial Holding Co. Ltd.	1,108,680	908,798
Delta Electronics, Inc.	57,000	512,164
E.Sun Financial Holding Co. Ltd.	197,366	185,676
Elite Material Co. Ltd.	19,000	147,476
Ennoconn Corp.*	12,000	82,242
Eva Airways Corp.*	439,000	296,055
Evergreen Marine Corp. Taiwan Ltd.	40,000	178,296
Far Eastern New Century Corp.	171,000	182,244
Faraday Technology Corp.	16,000	65,946
First Financial Holding Co. Ltd.	115,110	92,937
Formosa Plastics Corp.	87,000	352,765
GeneReach Biotechnology Corp.*	12,000	44,267
Gourmet Master Co. Ltd.	14,000	73,373
Hiwin Technologies Corp.	7,210	79,570
Hon Hai Precision Industry Co. Ltd.	143,000	533,908
Hotai Motor Co. Ltd.	1,000	20,900
Innolux Corp.	35,000	21,200
King Yuan Electronics Co. Ltd.	35,000	51,039
Kinsus Interconnect Technology Corp.	14,000	100,763
Macroblock, Inc.	1,000	6,536
Macronix International Co. Ltd.	103,000	135,155
MediaTek, Inc.	60,000	1,946,994
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Nan Ya Plastics Corp.	147,000	$480,460
Nan Ya Printed Circuit Board Corp.	1,000	15,409
Nanya Technology Corp.	131,000	305,921
Novatek Microelectronics Corp.	35,000	511,562
Powertech Technology, Inc.	16,000	59,638
Primax Electronics Ltd.	97,000	177,542
Realtek Semiconductor Corp.	65,000	1,152,817
Sea Ltd., ADR*	510	162,552
Swancor Holding Co. Ltd.	3,000	10,762
Taiwan Business Bank	95,000	32,530
Taiwan Mobile Co. Ltd.	40,000	141,954
Taiwan Semiconductor Manufacturing Co. Ltd.	497,000	10,257,727
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,093	345,333
TCI Co. Ltd.	8,000	65,005
Tong Hsing Electronic Industries Ltd.	4,000	32,021
Topoint Technology Co. Ltd.	6,000	8,519
TSRC Corp.	5,000	5,608
Tung Ho Steel Enterprise Corp.	27,000	39,546
Unimicron Technology Corp.	20,000	94,356
Uni-President Enterprises Corp.	314,000	766,357
United Microelectronics Corp.	169,000	384,123
United Microelectronics Corp., ADR	8,704	99,487
USI Corp.	9,000	12,073
Vanguard International Semiconductor Corp.	30,000	162,578
Visual Photonics Epitaxy Co. Ltd.	42,000	176,502
Voltronic Power Technology Corp.	1,000	61,064
Wan Hai Lines Ltd.	1,100	7,995
Wisdom Marine Lines Co. Ltd.	28,000	81,496
Yuanta Financial Holding Co. Ltd.	107,320	94,723
		23,342,649
Tanzania — 0.0%
AngloGold Ashanti Ltd.	16,208	258,484
Thailand — 0.1%
B Grimm Power PCL	7,200	8,692
Bangkok Bank PCL, NVDR	21,500	73,348
Gulf Energy Development PCL	24,500	29,956
Indorama Ventures PCL, NVDR	51,400	66,891
PTT PCL, NVDR	568,100	649,779
Siam Cement PCL (The), NVDR	39,700	469,718
Thai Union Group PCL, NVDR	13,600	8,707
		1,307,091
Turkey — 0.1%
Akbank TAS	75,041	44,975
Arcelik A/S	14,164	51,860
Enerjisa Enerji A/S, 144A	9,132	10,688
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	37,300	27,034
KOC Holding A/S	6,511	16,535
Koza Altin Isletmeleri A/S*	932	10,036
Koza Anadolu Metal Madencilik Isletmeleri A/S*	6,239	10,232
Migros Ticaret A/S*	16,448	58,227

A12

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Turkey (cont’d.)
Turcas Petrol A/S*	15,352	$5,988
Turk Hava Yollari AO*	39,172	61,274
Turk Telekomunikasyon A/S	48,114	40,459
Turkcell Iletisim Hizmetleri A/S	376,467	647,250
Turkiye Garanti Bankasi A/S	194,929	202,232
Turkiye Is Bankasi A/S (Class C Stock)	105,469	61,451
Turkiye Petrol Rafinerileri A/S*	2,050	26,376
Yapi ve Kredi Bankasi A/S	50,855	13,769
		1,288,386
United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	34,766	70,843
Abu Dhabi Islamic Bank PJSC	7,294	11,461
Aldar Properties PJSC	41,426	45,909
Dubai Islamic Bank PJSC	22,614	30,445
Emaar Properties PJSC	40,938	45,302
Emirates NBD Bank PJSC	20,356	78,279
Emirates Telecommunications Group Co. PJSC	20,039	130,930
First Abu Dhabi Bank PJSC	33,542	162,148
NMC Health PLC*^	411	—
		575,317
United Kingdom — 0.8%
Associated British Foods PLC	10,526	261,636
AstraZeneca PLC	11,189	1,343,042
Auto Trader Group PLC, 144A	2,755	21,720
Barclays PLC	43,215	109,594
Bellway PLC	2,273	100,229
BP PLC	397,031	1,797,224
British American Tobacco PLC	65,920	2,311,990
BT Group PLC*	18,601	39,961
Burberry Group PLC	10,486	256,297
Centrica PLC*	22,648	17,279
Croda International PLC	1,407	161,501
Diageo PLC	9,348	451,693
Direct Line Insurance Group PLC	3,186	12,399
Dunelm Group PLC	4,377	83,645
Experian PLC	22,072	924,432
Greggs PLC	2,689	107,117
Halma PLC	3,158	121,152
HomeServe PLC	21,558	263,218
Howden Joinery Group PLC	27,356	330,175
HSBC Holdings PLC	211,354	1,105,635
IG Group Holdings PLC	5,031	54,773
Imperial Brands PLC	21,808	458,062
International Consolidated Airlines Group SA*	89,606	214,557
Intertek Group PLC	330	22,067
ITV PLC*	212,567	308,444
J Sainsbury PLC	82,467	315,262
JD Sports Fashion PLC	23,784	333,649
JET2 PLC*	2,446	42,274
John Wood Group PLC*	23,809	72,370
Johnson Matthey PLC	531	19,033
Just Eat Takeaway.com NV, 144A*	775	56,416
Kingfisher PLC	21,689	98,170
Liberty Global PLC (Class C Stock)*	2,544	74,946
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Lloyds Banking Group PLC	1,722,836	$1,067,654
Micro Focus International PLC	75,375	413,055
National Express Group PLC*	2,976	9,699
Next PLC	3,332	365,259
Phoenix Group Holdings PLC	13,568	117,770
Redrow PLC	8,268	73,837
RELX PLC	5,515	158,960
Renishaw PLC	165	10,464
Rightmove PLC	66,850	616,336
Rolls-Royce Holdings PLC*	78,208	146,499
Royal Mail PLC	36,958	208,179
Smith & Nephew PLC	4,167	71,561
Smiths Group PLC	17,617	342,299
Standard Chartered PLC	42,129	246,191
Tesco PLC	92,830	315,824
Tritax Big Box REIT PLC, REIT	1,321	3,783
Unilever PLC (BATE)	13,206	714,342
Unilever PLC (XAMS)	1,693	91,424
Virgin Money UK PLC, CDI*	6,857	19,659
Vodafone Group PLC	76,057	116,240
WH Smith PLC*	568	13,091
Whitbread PLC*	3,730	164,905
Wm Morrison Supermarkets PLC	19,597	77,852
WPP PLC	14,126	189,268
		17,444,113
United States — 20.8%
AbbVie, Inc.	842	90,827
Accenture PLC (Class A Stock)	4,223	1,351,022
ACI Worldwide, Inc.*	4,815	147,965
Adobe, Inc.*	7,488	4,310,991
Advance Auto Parts, Inc.	1,169	244,192
Advanced Micro Devices, Inc.*	10,618	1,092,592
Agilent Technologies, Inc.	8,063	1,270,164
Agree Realty Corp., REIT	62,314	4,127,056
Alaska Air Group, Inc.*	583	34,164
Alexandria Real Estate Equities, Inc., REIT	17,801	3,401,237
Align Technology, Inc.*	2,144	1,426,682
Allegion PLC	4,811	635,918
Ally Financial, Inc.	49,260	2,514,723
Alphabet, Inc. (Class A Stock)*	3,113	8,322,668
Alphabet, Inc. (Class C Stock)*	2,100	5,597,151
Altice USA, Inc. (Class A Stock)*	9,293	192,551
Amazon.com, Inc.*	2,924	9,605,457
Amcor PLC	5,678	65,808
American Eagle Outfitters, Inc.(a)	16,598	428,228
American Express Co.	19,768	3,311,733
American Homes 4 Rent (Class A Stock), REIT	164,977	6,288,923
Amgen, Inc.	3,290	699,619
Amyris, Inc.*	4,522	62,087
Analog Devices, Inc.	297	49,742
Antero Midstream Corp.	6,521	67,949
Anthem, Inc.	3,080	1,148,224
APA Corp.	1	21
Apple, Inc.	121,040	17,127,160
Applied Materials, Inc.	10,608	1,365,568

A13

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Athene Holding Ltd. (Class A Stock)*	970	$66,804
Automatic Data Processing, Inc.	7,322	1,463,814
AvalonBay Communities, Inc., REIT	36,761	8,147,708
Avery Dennison Corp.	2,603	539,368
Ball Corp.	3,508	315,615
Bank of America Corp.	8,035	341,086
Bank of Hawaii Corp.	3,397	279,131
Bank of New York Mellon Corp. (The)	30,079	1,559,295
Bausch Health Cos., Inc.*	2,650	73,897
Berkshire Hathaway, Inc. (Class B Stock)*	4,915	1,341,500
BioMarin Pharmaceutical, Inc.*	31,660	2,447,001
Blackstone, Inc.	295	34,320
Booking Holdings, Inc.*	799	1,896,722
BorgWarner, Inc.	46,362	2,003,302
Boston Properties, Inc., REIT	58,664	6,356,244
Bridgebio Pharma, Inc.*	978	45,839
Bristol-Myers Squibb Co.	40,071	2,371,001
Bruker Corp.	4,586	358,167
C.H. Robinson Worldwide, Inc.(a)	20,399	1,774,713
Cadence Design Systems, Inc.*	1,732	262,294
CareTrust REIT, Inc., REIT	106,980	2,173,834
Cargurus, Inc.*	3	94
Carnival PLC*	980	21,984
Caterpillar, Inc.	3,611	693,204
CBRE Group, Inc. (Class A Stock)*	1,495	145,553
Cerner Corp.	15,946	1,124,512
Chevron Corp.	5,978	606,468
Cigna Corp.	2,637	527,822
Cincinnati Financial Corp.	1,618	184,808
Citigroup, Inc.	25,494	1,789,169
CME Group, Inc.	11,544	2,232,379
Coca-Cola Co. (The)	3,552	186,373
Colgate-Palmolive Co.	26,464	2,000,149
Comcast Corp. (Class A Stock)	23,781	1,330,071
Commerce Bancshares, Inc.	1,510	105,217
Community Healthcare Trust, Inc.	51,060	2,307,401
Conagra Brands, Inc.	38,234	1,294,986
Consolidated Edison, Inc.	27,815	2,019,091
Continental Resources, Inc.	1,769	81,639
Copart, Inc.*	2,998	415,883
Costco Wholesale Corp.	8,819	3,962,818
Cousins Properties, Inc., REIT	127,806	4,765,886
CubeSmart, REIT	82,309	3,987,871
CyrusOne, Inc., REIT	68,253	5,283,465
D.R. Horton, Inc.	5,513	462,927
Danaher Corp.	8,226	2,504,323
Deere & Co.	3,917	1,312,469
Dell Technologies, Inc. (Class C Stock)*	6,732	700,397
Dexcom, Inc.*	1,550	847,633
Digital Realty Trust, Inc., REIT	9,269	1,338,907
Discovery, Inc. (Class A Stock)*(a)	14,697	373,010
Discovery, Inc. (Class C Stock)*	2,346	56,937
Dollar General Corp.	1,432	303,784
Domino’s Pizza, Inc.	1,713	817,032
DTE Energy Co.	20,544	2,294,970
Ecolab, Inc.	3,584	747,694
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Edwards Lifesciences Corp.*	7,855	$889,265
EOG Resources, Inc.	29,878	2,398,307
EPR Properties, REIT	103,273	5,099,621
Equifax, Inc.	8,339	2,113,269
Equinix, Inc., REIT	21,310	16,837,670
Essent Group Ltd.	3,887	171,067
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,639	491,585
Etsy, Inc.*	1,778	369,753
Everest Re Group Ltd.	3,855	966,757
Eversource Energy	2,455	200,721
Expeditors International of Washington, Inc.	17,461	2,080,129
Extra Space Storage, Inc., REIT	58,622	9,847,910
Facebook, Inc. (Class A Stock)*	15,223	5,166,534
Federal Realty Investment Trust	20,567	2,426,700
Ferguson PLC	343	47,750
Fidelity National Information Services, Inc.	20,515	2,496,265
First Republic Bank	2,256	435,137
Fox Corp. (Class A Stock)	10,600	425,166
Fox Corp. (Class B Stock)	1,111	41,240
Genpact Ltd.	807	38,341
Gilead Sciences, Inc.	18,089	1,263,517
Globant SA*	44	12,364
Halliburton Co.	2	43
Helmerich & Payne, Inc.	1	27
Hewlett Packard Enterprise Co.	126,706	1,805,561
Hilton Grand Vacations, Inc.*	78,502	3,734,340
Hologic, Inc.*	2,560	188,954
Home Depot, Inc. (The)	6,703	2,200,327
Honeywell International, Inc.	14,253	3,025,627
HubSpot, Inc.*(a)	1,844	1,246,710
Hudson Pacific Properties, Inc., REIT	52,584	1,381,382
IAA, Inc.*	12,641	689,819
IDEXX Laboratories, Inc.*	4,473	2,781,759
IHS Markit Ltd.	2,730	318,373
Intel Corp.	55,743	2,969,987
Intercontinental Exchange, Inc.	1,118	128,369
Intuit, Inc.	6,680	3,603,927
James Hardie Industries PLC, CDI	21,411	769,371
Johnson & Johnson	34,826	5,624,399
JPMorgan Chase & Co.	11,106	1,817,941
Juniper Networks, Inc.	11,276	310,316
Kellogg Co.(a)	10,637	679,917
Keurig Dr. Pepper, Inc.	1,246	42,563
Kohl’s Corp.	2,561	120,597
Lam Research Corp.	628	357,426
Landstar System, Inc.	7,176	1,132,516
Lennox International, Inc.	549	161,499
Levi Strauss & Co. (Class A Stock)	15,295	374,880
Life Storage, Inc., REIT	15,244	1,749,097
Live Nation Entertainment, Inc.*	7,587	691,403
Lockheed Martin Corp.	5,076	1,751,728
Lululemon Athletica, Inc.*	1,631	660,066
LyondellBasell Industries NV (Class A Stock)	333	31,252
Manhattan Associates, Inc.*	1,176	179,963

A14

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Marsh & McLennan Cos., Inc.	20,304	$3,074,635
Martin Marietta Materials, Inc.	260	88,837
Mastercard, Inc. (Class A Stock)	6,717	2,335,367
McCormick & Co., Inc.	3,205	259,701
McDonald’s Corp.	5,247	1,265,104
McKesson Corp.	8,180	1,630,928
Medical Properties Trust, Inc., REIT	260,028	5,218,762
Meritage Homes Corp.*	302	29,294
MetLife, Inc.	46,616	2,877,606
Microsoft Corp.	42,821	12,072,096
Mid-America Apartment Communities, Inc., REIT	51,530	9,623,228
Moderna, Inc.*	2,602	1,001,406
Molson Coors Beverage Co. (Class B Stock)	18,426	854,598
Morgan Stanley	20,509	1,995,731
Mosaic Co. (The)	1,517	54,187
National Vision Holdings, Inc.*(a)	7,145	405,622
NetApp, Inc.	14,711	1,320,459
New York Community Bancorp, Inc.	57,255	736,872
NextEra Energy, Inc.	8,913	699,849
NIKE, Inc. (Class B Stock)	556	80,748
NiSource, Inc.(a)	46,305	1,121,970
NOV, Inc.*	5,041	66,088
NVIDIA Corp.	21,106	4,372,319
OGE Energy Corp.	53,837	1,774,468
Okta, Inc.*	3,536	839,234
Omega Healthcare Investors, Inc., REIT	39,901	1,195,434
Otis Worldwide Corp.	33,580	2,762,962
Outfront Media, Inc., REIT	239,408	6,033,082
Owens Corning	914	78,147
PagerDuty, Inc.*(a)	10,524	435,904
Parade Technologies Ltd.	4,000	235,933
Paycom Software, Inc.*	378	187,394
PayPal Holdings, Inc.*	8,431	2,193,831
Penske Automotive Group, Inc.	1,909	192,045
PepsiCo, Inc.	12,148	1,827,181
Pfizer, Inc.	20,384	876,716
Phillips 66	22,256	1,558,588
Pinnacle West Capital Corp.	3,511	254,056
Pioneer Energy Services Corp.*^	925	11,766
Portland General Electric Co.	3,983	187,161
PPD, Inc.*	6,092	285,045
Procter & Gamble Co. (The)	25,439	3,556,372
Progressive Corp. (The)	3,452	312,026
Prologis, Inc., REIT	198,312	24,874,274
QUALCOMM, Inc.	8,461	1,091,300
Qurate Retail, Inc. (Class A Stock)	2	20
Radian Group, Inc.	13,827	314,149
Ralph Lauren Corp.	399	44,305
Regency Centers Corp., REIT	43,307	2,915,860
Regeneron Pharmaceuticals, Inc.*	362	219,075
Reliance Steel & Aluminum Co.	4,027	573,525
Rexford Industrial Realty, Inc., REIT	156,001	8,853,057
RLJ Lodging Trust, REIT	208,688	3,101,104
Roku, Inc.*	3,838	1,202,637
Roper Technologies, Inc.	981	437,654
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Ryder System, Inc.	20,461	$1,692,329
salesforce.com, Inc.*	4,143	1,123,664
SBA Communications Corp., REIT	8,708	2,878,604
Schlumberger NV	42,521	1,260,322
Schneider Electric SE	11,903	1,978,932
Schneider National, Inc. (Class B Stock)	19,281	438,450
Service Corp. International	9,711	585,185
ServiceNow, Inc.*	4,761	2,962,627
Shake Shack, Inc. (Class A Stock)*	1,605	125,928
Sherwin-Williams Co. (The)	7,991	2,235,322
Signature Bank	778	211,834
Silicon Laboratories, Inc.*	2,205	309,053
Simon Property Group, Inc., REIT	76,424	9,932,827
Sims Ltd.	3,606	34,419
Sirius XM Holdings, Inc.(a)	107,289	654,463
SiteOne Landscape Supply, Inc.*	800	159,576
Skechers USA, Inc. (Class A Stock)*	3,695	155,633
SL Green Realty Corp., REIT(a)	49,351	3,496,025
Smartsheet, Inc. (Class A Stock)*	875	60,218
Snap, Inc. (Class A Stock)*	6,306	465,824
Southern Co. (The)	10,034	621,807
Spirit Realty Capital, Inc., REIT	99,306	4,572,048
Splunk, Inc.*	2,792	404,030
Spotify Technology SA*	1,908	429,949
STAG Industrial, Inc., REIT	71,022	2,787,614
Stanley Black & Decker, Inc.	3,099	543,286
Stellantis NV	1,069	20,506
Stifel Financial Corp.	9,629	654,387
Stitch Fix, Inc. (Class A Stock)*	3,367	134,512
Stryker Corp.	4,998	1,318,073
Sun Communities, Inc., REIT	46,123	8,537,367
Switch, Inc. (Class A Stock)	130,691	3,318,245
Synaptics, Inc.*(a)	2,009	361,078
Syneos Health, Inc.*	3,539	309,592
Target Corp.	14,376	3,288,798
TEGNA, Inc.	8,746	172,471
Tesla, Inc.*(a)	7,416	5,750,960
Thermo Fisher Scientific, Inc.	1,522	869,564
TJX Cos., Inc. (The)	15,326	1,011,209
Toast, Inc. (Class A Stock)*(a)	2,122	105,994
Tractor Supply Co.	1,860	376,855
Trane Technologies PLC	12,119	2,092,345
Travelers Cos., Inc. (The)	9,410	1,430,414
Truist Financial Corp.	17,593	1,031,829
Twilio, Inc. (Class A Stock)*	2,638	841,654
Twitter, Inc.*	5,052	305,090
UDR, Inc., REIT(a)	158,858	8,416,297
UGI Corp.	9,438	402,248
Ulta Beauty, Inc.*	109	39,340
United Parcel Service, Inc. (Class B Stock)	1,532	278,977
United States Cellular Corp.*	9,621	306,814
UnitedHealth Group, Inc.	6,710	2,621,865
Vertex Pharmaceuticals, Inc.*	5,166	937,061
VICI Properties, Inc., REIT(a)	314,845	8,944,746
Visa, Inc. (Class A Stock)(a)	23,710	5,281,403
VMware, Inc. (Class A Stock)*(a)	11,421	1,698,303

A15

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Voya Financial, Inc.(a)	30,369	$1,864,353
Vulcan Materials Co.	4,373	739,737
Walt Disney Co. (The)*	12,597	2,131,035
Warner Music Group Corp. (Class A Stock)	1,962	83,856
Waste Connections, Inc.	2,165	272,638
Wayfair, Inc. (Class A Stock)*(a)	789	201,597
Welltower, Inc., REIT	103,066	8,492,638
Weyerhaeuser Co., REIT	2,182	77,614
Whirlpool Corp.(a)	2,443	498,030
Willis Towers Watson PLC	5,706	1,326,417
Workday, Inc. (Class A Stock)*	9,160	2,288,992
Wynn Resorts Ltd.*	9,947	843,008
Xilinx, Inc.	1,774	267,856
XPO Logistics, Inc.*	5,112	406,813
Zendesk, Inc.*	3,405	396,308
Zillow Group, Inc. (Class C Stock)*	607	53,501
Zoetis, Inc.	4,852	941,967
Zynga, Inc. (Class A Stock)*	129,504	975,165
		492,457,413

Total Common Stocks (cost $732,282,673)		795,232,628
Exchange-Traded Fund — 0.8%
United States
Vanguard Real Estate ETF(a)	186,009	18,931,996
(cost $17,059,929)
Preferred Stocks — 0.2%
Brazil — 0.1%
Azul SA (PRFC)*	11,980	80,076
Banco Bradesco SA (PRFC)	387,580	1,480,359
Braskem SA (PRFC A)*	2,235	24,354
Cia Energetica de Minas Gerais (PRFC)	71,699	184,325
Gerdau SA (PRFC)	30,406	151,311
Itau Unibanco Holding SA (PRFC)	57,685	306,763
Itausa SA (PRFC)	6	12
Petroleo Brasileiro SA (PRFC)	62,848	313,908
		2,541,108
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA (PRFC B)	5,315	289,745
Colombia — 0.0%
Bancolombia SA (PRFC)	1,129	9,784
Germany — 0.1%
Henkel AG & Co. KGaA (PRFC)	1,108	102,543
Sartorius AG (PRFC)	479	302,446
Schaeffler AG (PRFC)	15,332	117,904
Volkswagen AG (PRFC)	1,673	372,387
		895,280
	Shares	Value

Preferred Stocks (continued)
United States — 0.0%
Ligado Networks LLC (PRFC)*	3,262	$223,469

Total Preferred Stocks (cost $4,361,792)		3,959,386

	Units
Rights* — 0.0%
China — 0.0%
Airtac International Group, expiring 10/15/21	185	1,018
India — 0.0%
Bharti Airtel Ltd., expiring 10/22/21	1,560	3,187
Taiwan — 0.0%
Eva Airways Corp., expiring 10/01/21	6,964	—

Total Rights (cost $0)		4,205

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.1%
United States
ACC Auto Trust,
Series 2021-A, Class A, 144A
1.080%	04/15/27	1,808	1,809,916
Avant Loans Funding Trust,
Series 2020-REV01, Class A, 144A
2.170%	05/15/29	2,800	2,814,116
Series 2021-REV01, Class A, 144A
1.210%	07/15/30	1,630	1,630,575
Carvana Auto Receivables Trust,
Series 2021-N02, Class B
0.750%	03/10/28	501	499,722
Series 2021-N02, Class C
1.070%	03/10/28	1,052	1,053,186
College Loan Corp. Trust,
Series 2004-01, Class A4, 3 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.315%(c)	04/25/24	196	193,136
Conn’s Receivables Funding LLC,
Series 2020-A, Class A, 144A
1.710%	06/16/25	227	226,670
Consumer Loan Underlying Bond Certificate Issuer Trust,
Series 2019-HP01, Class A, 144A
2.590%	12/15/26	566	569,321
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.866%(c)	11/25/34	44	43,732
Drive Auto Receivables Trust,
Series 2017-03, Class D, 144A
3.530%	12/15/23	374	376,352
Series 2018-03, Class D
4.300%	09/16/24	670	681,745

A16

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2018-04, Class D
4.090%	01/15/26	439	$448,385
Series 2019-01, Class D
4.090%	06/15/26	2,700	2,780,310
Series 2019-04, Class C
2.510%	11/17/25	1,000	1,009,211
Series 2020-01, Class C
2.360%	03/16/26	2,340	2,372,305
Series 2020-02, Class A3
0.830%	05/15/24	717	717,849
Series 2020-02, Class B
1.420%	03/17/25	950	955,170
Series 2020-02, Class C
2.280%	08/17/26	610	621,242
Series 2021-01, Class C
1.020%	06/15/27	2,260	2,269,237
DT Auto Owner Trust,
Series 2019-03A, Class C, 144A
2.740%	04/15/25	1,090	1,100,850
Series 2020-02A, Class A, 144A
1.140%	01/16/24	346	346,981
Exeter Automobile Receivables Trust,
Series 2019-04A, Class C, 144A
2.440%	09/16/24	2,070	2,088,314
Series 2020-01A, Class B, 144A
2.260%	04/15/24	1,125	1,128,372
Series 2020-03A, Class B
0.790%	09/16/24	1,220	1,222,586
Series 2020-03A, Class D
1.730%	07/15/26	490	498,676
Series 2021-01A, Class C
0.740%	01/15/26	2,510	2,515,247
Series 2021-03A, Class C
0.960%	10/15/26	1,100	1,100,334
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,060	1,134,978
JPMorgan Chase Bank NA,
Series 2021-02, Class B, 144A
0.889%	12/26/28	1,820	1,819,429
Series 2021-02, Class C, 144A
0.969%	12/26/28	810	810,242
Series 2021-03, Class B, 144A
0.760%	02/26/29	2,900	2,898,960
Marlette Funding Trust,
Series 2019-02A, Class A, 144A
3.130%	07/16/29	24	24,512
Series 2019-04A, Class A, 144A
2.390%	12/17/29	218	219,011
Series 2020-02A, Class A, 144A
1.020%	09/16/30	65	64,547
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,380	2,545,729
Santander Drive Auto Receivables Trust,
Series 2019-01, Class C
3.420%	04/15/25	798	801,191
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2019-01, Class D
3.650%	04/15/25	2,500	$2,554,733
Series 2020-02, Class B
0.960%	11/15/24	400	401,188
Series 2020-02, Class C
1.460%	09/15/25	1,010	1,020,392
Series 2020-02, Class D
2.220%	09/15/26	1,445	1,472,974
Series 2020-03, Class B
0.690%	03/17/25	2,510	2,515,644
Series 2020-04, Class C
1.010%	01/15/26	1,640	1,650,598
Series 2021-01, Class C
0.750%	02/17/26	1,350	1,355,524
Series 2021-03, Class C
0.950%	09/15/27	1,650	1,652,985
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	1,660	1,742,897
Toyota Auto Loan Extended Note Trust,
Series 2020-01A, Class A, 144A
1.350%	05/25/33	1,310	1,327,476
Upstart Securitization Trust,
Series 2020-01, Class A, 144A
2.322%	04/22/30	1,522	1,529,818
Series 2021-01, Class A, 144A
0.870%	03/20/31	743	744,273
Series 2021-02, Class A, 144A
0.910%	06/20/31	1,729	1,731,078
Series 2021-03, Class A, 144A
0.830%	07/20/31	1,860	1,860,652
Series 2021-04, Class A, 144A
0.840%	09/20/31	2,820	2,820,132
Westlake Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.000%	10/16/23	574	579,980
Series 2019-03A, Class D, 144A
2.720%	11/15/24	1,173	1,200,762
Series 2020-02A, Class B, 144A
1.320%	07/15/25	1,260	1,269,727
Series 2020-02A, Class C, 144A
2.010%	07/15/25	2,320	2,358,390
Series 2020-03A, Class B, 144A
0.780%	11/17/25	1,960	1,968,755
Series 2020-03A, Class C, 144A
1.240%	11/17/25	1,210	1,219,682

Total Asset-Backed Securities (cost $73,807,819)			74,369,799
Commercial Mortgage-Backed Securities — 1.4%
United States
BANK,
Series 2019-BN23, Class A3
2.920%	12/15/52	580	618,092
Series 2020-BN29, Class A4
1.997%	11/15/53	500	495,251

A17

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Barclays Commercial Mortgage Securities Trust,
Series 2020-C08, Class A5
2.040%	10/15/53	824	$819,806
Series 2021-C10, Class A5
2.492%	07/15/54	610	628,231
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A5
2.919%	08/15/52	870	925,252
Benchmark Mortgage Trust,
Series 2018-B05, Class A4
4.208%	07/15/51	370	423,985
Series 2019-B15, Class A5
2.928%	12/15/72	540	574,949
Series 2020-B19, Class A5
1.850%	09/15/53	480	471,713
Series 2020-B20, Class A5
2.034%	10/15/53	630	626,277
Series 2021-B23, Class A5
2.070%	02/15/54	550	547,106
Series 2021-B29, Class A5
2.388%	09/15/54	900	916,290
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class AM
3.691%	05/10/58	840	899,124
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.616%	02/10/49	370	403,080
Series 2017-P08, Class AS
3.789%(cc)	09/15/50	680	747,361
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	78	77,658
Series 2013-LC06, Class AM
3.282%	01/10/46	190	195,593
Series 2014-CR17, Class A5
3.977%	05/10/47	360	386,576
Series 2014-UBS06, Class A5
3.644%	12/10/47	350	375,951
Fannie Mae-Aces,
Series 2018-M08, Class A2
3.436%(cc)	06/25/28	1,400	1,555,717
Series 2020-M42, Class A2
1.270%	07/25/30	1,940	1,881,286
FHLMC Multifamily Structured Pass-Through Certificates,
Series K064, Class A2
3.224%	03/25/27	600	659,255
Series K090, Class A2
3.422%	02/25/29	1,090	1,232,547
Series K115, Class A2
1.383%	06/25/30	1,920	1,887,705
Series KSG1, Class A2
1.503%	09/25/30	700	693,568
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class AS
4.085%	05/10/45	160	161,924
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2014-GC20, Class A5
3.998%	04/10/47	490	$521,231
Series 2020-GC47, Class A4
2.125%	05/12/53	460	460,818
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	188	196,310
Series 2013-C17, Class A3
3.928%	01/15/47	450	464,746
Series 2015-C30, Class A5
3.822%	07/15/48	1,415	1,535,083
Series 2015-C33, Class A4
3.770%	12/15/48	870	954,284
Series 2016-C01, Class A5
3.576%	03/15/49	490	533,118
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2
2.882%	12/15/49	832	869,479
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class AS
4.271%	06/15/45	170	173,261
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A4
3.102%	05/15/46	590	609,215
Series 2013-C13, Class A4
4.039%	11/15/46	310	329,365
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	160,310
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4
3.244%	03/15/45	74	74,887
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	360	390,828
Series 2015-UBS08, Class A3
3.540%	12/15/48	1,180	1,265,582
Series 2019-L03, Class AS
3.490%	11/15/52	380	413,708
Series 2020-L04, Class A3
2.698%	02/15/53	800	837,528
Series 2021-L7, Class A5
2.574%	09/15/31	1,470	1,514,084
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	925	953,417
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	500	527,404
Series 2020-C56, Class A5
2.448%	06/15/53	600	617,123
Series 2021-C60, Class A4
2.342%	08/15/54	640	648,712
WFRBS Commercial Mortgage Trust,
Series 2012-C08, Class AS
3.660%	08/15/45	340	346,625

A18

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2012-C10, Class AS
3.241%	12/15/45	390	$397,931
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	450	473,596
Series 2014-C23, Class AS
4.210%(cc)	10/15/57	450	483,411

Total Commercial Mortgage-Backed Securities (cost $34,231,557)			33,956,353
Convertible Bond — 0.0%
United States
Pioneer Energy Services Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% or PIK N/A
5.000%	11/15/25^	272	251,225
(cost $172,061)
Corporate Bonds — 9.7%
Australia — 0.0%
Westpac Banking Corp.,
Sub. Notes
2.963%	11/16/40	40	39,457
Brazil — 0.1%
Vale Overseas Ltd.,
Gtd. Notes
3.750%	07/08/30	859	889,877
6.250%	08/10/26	120	142,270
6.875%	11/21/36	90	120,333
6.875%	11/10/39(a)	228	308,554
Vale SA,
Sr. Unsec’d. Notes
5.625%	09/11/42	340	417,880
			1,878,914
Canada — 0.3%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
0.625%	07/09/24	325	324,497
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
0.650%	07/31/24(a)	740	737,975
1.050%	03/02/26	320	316,130
Brookfield Finance, Inc.,
Gtd. Notes
3.500%	03/30/51	105	109,491
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.450%	06/22/23	990	990,069
0.950%	06/23/23	490	494,216
2.250%	01/28/25	122	126,694
2.606%(ff)	07/22/23	120	122,134
Enbridge, Inc.,
Gtd. Notes
0.550%	10/04/23	105	105,067
2.500%	08/01/33	60	60,223
3.400%	08/01/51	75	75,534
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31	135	$140,179
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23(a)	220	224,294
1.950%	01/17/23	785	801,693
2.250%	11/01/24	57	59,513
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	70	70,139
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
0.300%	06/02/23	370	369,577
2.650%	06/12/24(a)	554	582,947
			5,710,372
China — 0.0%
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
4.200%	12/06/47	200	220,492
Baidu, Inc.,
Sr. Unsec’d. Notes
1.720%	04/09/26(a)	200	200,408
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	200	206,626
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
2.700%	05/01/25	50	52,277
			679,803
Germany — 0.1%
Deutsche Telekom International Finance BV,
Gtd. Notes
8.750%	06/15/30	783	1,162,765
Ireland — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
4.500%	09/15/23	290	309,028
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
0.953%(ff)	07/19/25(a)	640	640,974
2.309%(ff)	07/20/32	200	198,246
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
2.555%(ff)	09/13/25	1,140	1,192,563
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
2.648%	01/16/25	410	427,092
ORIX Corp.,
Sr. Unsec’d. Notes
2.900%	07/18/22	1,280	1,304,019
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
1.474%	07/08/25	460	463,406

A19

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Japan (cont’d.)
2.348%	01/15/25		435	$451,676
Toyota Motor Corp.,
Sr. Unsec’d. Notes
0.681%	03/25/24		75	75,104
				4,753,080
Mexico — 0.0%
America Movil SAB de CV,
Sr. Unsec’d. Notes
4.375%	07/16/42		275	327,673
Netherlands — 0.0%
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		250	277,020
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22		345	349,950
Shell International Finance BV,
Gtd. Notes
2.375%	11/07/29		1	1,037
				628,007
Norway — 0.0%
Equinor ASA,
Gtd. Notes
2.750%	11/10/21		635	636,610
3.700%	04/06/50		150	172,336
				808,946
Peru — 0.0%
Southern Copper Corp.,
Sr. Unsec’d. Notes
3.875%	04/23/25		295	320,191
6.750%	04/16/40		85	118,712
				438,903
Portugal — 0.0%
Banco Espirito Santo SA,
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17(d)	EUR	300	50,388
4.750%	01/15/18(d)	EUR	400	67,185
				117,573
Spain — 0.1%
Banco Santander SA,
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24		600	601,161
1.722%(ff)	09/14/27		200	199,147
2.746%	05/28/25		400	419,402
Sub. Notes
2.749%	12/03/30		400	397,312
				1,617,022
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Switzerland — 0.0%
Credit Suisse AG,
Sr. Unsec’d. Notes
1.000%	05/05/23	250	$252,217
Sr. Unsec’d. Notes, Series FXD
0.520%	08/09/23	250	250,262
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50	174	175,142
			677,621
United Kingdom — 0.2%
BAT Capital Corp.,
Gtd. Notes
3.734%	09/25/40	75	72,652
Diageo Capital PLC,
Gtd. Notes
2.000%	04/29/30	575	571,575
2.125%	04/29/32	200	198,700
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25	720	718,630
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
0.695%(ff)	05/11/24	545	546,239
Reynolds American, Inc.,
Gtd. Notes
5.850%	08/15/45	230	280,119
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
3.823%(ff)	11/03/28	1,165	1,273,691
Santander UK PLC,
Sr. Unsec’d. Notes
3.750%	11/15/21	700	702,813
Unilever Capital Corp.,
Gtd. Notes
2.200%	05/05/22	870	878,752
			5,243,171
United States — 8.7%
3M Co.,
Sr. Unsec’d. Notes
2.650%	04/15/25	300	316,632
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	80	91,897
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30	90	83,509
2.500%	09/15/50	205	179,040
Adobe, Inc.,
Sr. Unsec’d. Notes
1.900%	02/01/25	245	252,999
2.150%	02/01/27	680	711,388
Aflac, Inc.,
Sr. Unsec’d. Notes
4.750%	01/15/49	630	824,349

A20

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	425	$426,653
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25	215	228,312
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	50	52,166
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40	60	60,488
Allegion PLC,
Gtd. Notes
3.500%	10/01/29	105	113,594
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24	300	317,870
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23	155	157,372
3.050%	06/05/23	70	72,627
Alphabet, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/60	115	100,418
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	1,165	1,121,057
3.700%	02/04/51	180	169,254
4.000%	02/04/61	115	110,643
4.450%	05/06/50	95	100,143
4.800%	02/14/29	1,430	1,644,603
5.375%	01/31/44	50	58,846
5.800%	02/14/39	220	270,736
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.100%	05/12/31(a)	480	486,183
2.875%	05/12/41	180	185,263
3.100%	05/12/51	110	115,768
3.250%	05/12/61	190	201,760
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	380	397,078
3.500%	01/15/31	150	163,310
Ameren Illinois Co.,
First Mortgage
2.900%	06/15/51	110	111,130
4.500%	03/15/49	100	127,438
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
2.375%	07/15/31	5	4,955
3.375%	07/15/51	35	35,433
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	07/08/25	240	241,289
1.300%	09/09/26	55	54,931
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	175	$175,122
3.375%	10/15/26	601	650,586
4.400%	02/15/26	130	145,248
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.300%	06/01/31(a)	515	522,076
2.800%	05/01/30	65	68,399
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	440	467,397
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	152	155,293
3.450%	12/15/27	355	387,452
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	705	713,801
Amphenol Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	70	72,185
2.800%	02/15/30	100	104,582
Analog Devices, Inc.,
Sr. Unsec’d. Notes
1.700%	10/01/28	115	115,259
2.800%	10/01/41	80	80,019
2.950%	04/01/25	55	58,547
2.950%	10/01/51	60	59,964
Anthem, Inc.,
Sr. Unsec’d. Notes
0.450%	03/15/23	445	445,451
2.375%	01/15/25	30	31,263
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	190	198,584
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	100	122,313
Sr. Unsec’d. Notes, Series Z
3.700%	05/01/50	210	228,556
Apple, Inc.,
Sr. Unsec’d. Notes
1.400%	08/05/28	160	157,562
1.800%	09/11/24	310	320,815
2.700%	08/05/51	430	418,129
2.850%	08/05/61	130	125,689
3.000%	02/09/24	235	247,700
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24(a)	465	499,479
Ares Capital Corp.,
Sr. Unsec’d. Notes
2.150%	07/15/26(a)	752	753,608
2.875%	06/15/28(a)	690	700,458
3.250%	07/15/25	1,195	1,255,401

A21

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.875%	01/15/26	178	$190,298
4.200%	06/10/24	830	890,764
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	235	232,480
3.350%	05/15/50	30	31,400
3.500%	12/01/49	40	42,649
AT&T, Inc.,
Sr. Unsec’d. Notes
0.900%	03/25/24	885	886,247
1.700%	03/25/26(a)	770	779,975
3.100%	02/01/43	370	356,087
3.300%	02/01/52	60	57,782
3.400%	05/15/25	500	539,046
3.500%	02/01/61	30	28,792
3.800%	12/01/57	256	261,639
4.450%	04/01/24	657	711,912
4.800%	06/15/44	120	142,937
4.850%	03/01/39	396	474,529
Athene Holding Ltd.,
Sr. Unsec’d. Notes
3.950%	05/25/51	50	55,248
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	270	254,607
AutoNation, Inc.,
Sr. Unsec’d. Notes
1.950%	08/01/28	165	162,655
4.750%	06/01/30	25	29,091
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	100	111,405
Avery Dennison Corp.,
Sr. Unsec’d. Notes
2.250%	02/15/32	770	754,264
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47(a)	330	371,321
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	1,285	1,291,648
2.687%(ff)	04/22/32	1,170	1,194,369
Sr. Unsec’d. Notes, MTN
0.523%(ff)	06/14/24	520	519,917
0.810%(ff)	10/24/24	1,200	1,204,173
0.981%(ff)	09/25/25	270	270,325
1.319%(ff)	06/19/26	970	969,695
2.496%(ff)	02/13/31	1,440	1,457,216
2.676%(ff)	06/19/41	470	454,359
3.864%(ff)	07/23/24	326	344,990
4.083%(ff)	03/20/51	658	778,487
4.244%(ff)	04/24/38	500	584,248
Sr. Unsec’d. Notes, Series N
3.483%(ff)	03/13/52	140	151,555
Sub. Notes
6.110%	01/29/37	150	202,261
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sub. Notes, MTN
4.200%	08/26/24(a)	500	$546,880
Banner Health,
Unsec’d. Notes, Series 2020
3.181%	01/01/50	26	27,436
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26	216	228,171
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50	29	28,716
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.150%	11/15/43	200	260,623
6.125%	04/01/36	195	269,944
Black Hills Corp.,
Sr. Unsec’d. Notes
1.037%	08/23/24	75	75,015
Block Financial LLC,
Gtd. Notes
2.500%	07/15/28	765	774,504
3.875%	08/15/30	30	32,631
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	05/01/25(a)	305	339,566
5.150%	05/01/30	660	774,894
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.625%	04/13/30	100	118,925
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	170	161,428
2.550%	11/13/50	300	282,835
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	35	38,978
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	47	50,200
Gtd. Notes, 144A
3.500%	02/15/41	150	148,796
3.750%	02/15/51	370	371,101
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	83	86,015
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	180	185,793
4.375%	09/01/42	150	184,012
5.400%	06/01/41	30	40,889
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	70	73,896
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25	360	373,012
2.700%	02/15/31	205	210,661

A22

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.377%	04/05/40	1,070	$1,120,789
3.577%	04/05/50	50	53,079
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	11/18/22	225	229,218
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31(a)	690	686,400
3.250%	04/09/50	60	65,268
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26	260	297,080
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	750	787,436
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes
0.000%	04/15/99^	356	—
0.000%	12/31/99^	69	—
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	200	209,236
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41	225	221,449
3.950%	06/30/62	85	82,196
4.400%	12/01/61	15	15,652
4.464%	07/23/22	1,500	1,537,989
4.908%	07/23/25	300	337,229
5.375%	04/01/38	400	483,251
5.375%	05/01/47	70	83,849
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	667	725,367
5.125%	06/30/27	930	1,075,499
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25	130	132,913
2.236%	05/11/30	40	41,012
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43	140	188,763
Choice Hotels International, Inc.,
Sr. Unsec’d. Notes
3.700%	12/01/29	305	325,261
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	303	320,246
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24	2,720	2,729,852
1.678%(ff)	05/15/24	190	193,723
2.976%(ff)	11/05/30	355	373,394
3.106%(ff)	04/08/26	1,375	1,459,877
3.142%(ff)	01/24/23	1,000	1,008,382
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.412%(ff)	03/31/31	410	$473,255
4.650%	07/23/48(a)	300	387,646
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
1.250%	03/01/26	405	397,964
4.500%	12/01/27	55	60,742
Comcast Corp.,
Gtd. Notes
2.650%	08/15/62	470	415,879
3.250%	11/01/39	150	158,622
3.700%	04/15/24	590	634,490
4.049%	11/01/52	73	84,747
4.600%	10/15/38	145	177,164
Gtd. Notes, 144A
2.887%	11/01/51	185	177,390
2.987%	11/01/63	83	77,811
CommonSpirit Health,
Sr. Sec’d. Notes
3.910%	10/01/50	93	101,625
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	150	151,575
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	79	94,016
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series A
4.125%	05/15/49	200	231,844
4.200%	03/15/42	150	172,214
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	40	41,609
3.750%	05/01/50	90	97,819
Consumers Energy Co.,
First Mortgage
2.650%	08/15/52	50	47,616
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32	762	746,995
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25(a)	590	592,709
2.500%	07/15/31	250	249,368
3.150%	07/15/23	1,000	1,044,491
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	40	42,350
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
5.850%	07/15/25	285	331,493
6.020%	06/15/26	250	298,166
6.100%	07/15/27	100	123,631
8.100%	07/15/36	199	301,891
8.350%	07/15/46	958	1,564,395

A23

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
DH Europe Finance II Sarl,
Gtd. Notes
3.400%	11/15/49	100	$108,151
Diamondback Energy, Inc.,
Gtd. Notes
4.400%	03/24/51	55	62,364
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	50	62,732
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	160	173,411
4.050%	09/15/42	200	225,851
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	200	208,548
DTE Energy Co.,
Sr. Unsec’d. Notes
2.950%	03/01/30	200	210,005
Duke Energy Carolinas LLC,
First Mortgage
3.450%	04/15/51	40	43,501
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	95	96,057
3.750%	09/01/46	45	48,043
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	95	92,305
3.800%	07/15/28	600	673,076
3.850%	11/15/42	400	454,452
Eagle Materials, Inc.,
Sr. Unsec’d. Notes
2.500%	07/01/31(a)	970	959,899
eBay, Inc.,
Sr. Unsec’d. Notes
2.700%	03/11/30(a)	345	358,483
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31(a)	415	401,298
2.950%	02/15/51	150	143,781
Energy Transfer LP,
Sr. Unsec’d. Notes
5.000%	05/15/50	140	161,651
Enstar Group Ltd.,
Sr. Unsec’d. Notes
3.100%	09/01/31	210	206,837
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30	250	258,169
Entergy Louisiana LLC,
First Mortgage
2.900%	03/15/51	205	198,686
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	40	42,457
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	30	$29,572
2.600%	12/15/25	70	73,416
3.100%	05/15/30	130	137,442
3.950%	06/15/23	1,000	1,054,838
Equinix, Inc.,
Sr. Unsec’d. Notes
3.000%	07/15/50	79	75,546
Essential Utilities, Inc.,
Sr. Unsec’d. Notes
3.566%	05/01/29	365	401,035
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	400	393,072
Evergy Kansas Central, Inc.,
First Mortgage
3.450%	04/15/50	190	203,280
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	110	115,412
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	260	317,025
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31	185	187,398
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25	535	570,646
3.452%	04/15/51	320	342,244
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	35	36,618
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	300	311,748
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN
1.800%	01/30/23	250	254,577
First Republic Bank,
Sr. Unsec’d. Notes
1.912%(ff)	02/12/24(a)	910	927,547
Flex Ltd.,
Sr. Unsec’d. Notes
3.750%	02/01/26	70	76,151
Florida Power & Light Co.,
First Mortgage
3.990%	03/01/49	131	157,976
Ford Foundation (The),
Unsec’d. Notes, Series 2020
2.815%	06/01/70	5	4,946
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/27(a)	600	601,443
3.400%	01/15/26	570	595,365

A24

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.125%	02/01/25	230	$245,744
4.625%	07/15/24(a)	320	345,534
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	370	444,783
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26(a)	550	551,292
2.250%	06/01/31	330	336,741
3.250%	04/01/25	75	80,545
General Electric Co.,
Sr. Unsec’d. Notes
3.625%	05/01/30	90	100,038
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	310	326,246
General Motors Co.,
Sr. Unsec’d. Notes
6.750%	04/01/46	148	209,795
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
1.700%	08/18/23	880	896,857
2.750%	06/20/25	140	146,407
3.550%	07/08/22	10	10,237
4.150%	06/19/23	695	734,376
Genuine Parts Co.,
Sr. Unsec’d. Notes
1.875%	11/01/30	371	354,557
Georgetown University (The),
Sr. Unsec’d. Notes, Series 20A
2.943%	04/01/50	9	8,869
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
0.750%	09/29/23	160	160,015
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	170	177,612
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	1,028	1,108,355
5.250%	06/01/25	700	781,124
5.375%	11/01/23	210	226,661
5.375%	04/15/26	268	304,982
Goldman Sachs BDC, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/26	555	569,375
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,350	1,346,007
1.992%(ff)	01/27/32	2,355	2,268,787
2.600%	02/07/30	1,182	1,216,485
2.615%(ff)	04/22/32	80	80,944
2.908%(ff)	07/21/42	265	261,929
3.750%	02/25/26	100	109,634
3.800%	03/15/30	630	701,487
4.017%(ff)	10/31/38	1,050	1,206,499
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.411%(ff)	04/23/39	515	$617,747
4.750%	10/21/45	140	180,164
Sub. Notes
5.150%	05/22/45	153	200,343
6.750%	10/01/37	300	429,459
Golub Capital BDC, Inc.,
Sr. Unsec’d. Notes
2.500%	08/24/26	135	136,092
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41	20	19,835
2.875%	09/01/50	1	993
HCA, Inc.,
Sr. Sec’d. Notes
3.500%	07/15/51	650	644,801
5.250%	06/15/26	300	344,293
5.250%	06/15/49	425	539,228
5.500%	06/15/47	1,005	1,297,726
Hershey Co. (The),
Sr. Unsec’d. Notes
2.650%	06/01/50	50	48,593
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23	880	942,748
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49	253	263,921
5.875%	12/16/36	117	164,937
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25	250	258,093
3.000%	06/17/27	310	331,667
3.400%	06/17/30	110	116,932
6.000%	09/15/41	169	218,364
Sr. Unsec’d. Notes, 144A
1.450%	06/17/26(a)	905	901,635
2.650%	06/17/31	1,162	1,150,689
Huntington National Bank (The),
Sr. Unsec’d. Notes
1.800%	02/03/23(a)	760	774,394
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	30	33,928
IDEX Corp.,
Sr. Unsec’d. Notes
2.625%	06/15/31	1,365	1,387,318
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24(a)	1,000	1,057,718
Intercontinental Exchange, Inc.,
Gtd. Notes
3.750%	12/01/25	550	604,429
Sr. Unsec’d. Notes
0.700%	06/15/23	620	622,802
4.250%	09/21/48	90	107,371

A25

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.850%	05/13/22	1,500	$1,524,836
4.150%	05/15/39	300	353,640
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.375%	03/01/41	170	178,607
3.750%	10/01/21	145	145,000
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	120	120,650
Intuit, Inc.,
Sr. Unsec’d. Notes
0.950%	07/15/25	95	94,856
1.350%	07/15/27	335	333,386
1.650%	07/15/30	255	248,374
Jabil, Inc.,
Sr. Unsec’d. Notes
1.700%	04/15/26	385	385,899
Johnson & Johnson,
Sr. Unsec’d. Notes
2.250%	09/01/50	90	83,351
2.450%	09/01/60	90	83,994
3.400%	01/15/38	275	310,549
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
0.969%(ff)	06/23/25	600	600,589
1.578%(ff)	04/22/27	393	393,729
2.739%(ff)	10/15/30	1,160	1,203,303
3.109%(ff)	04/22/51	190	193,838
3.200%	01/25/23	200	207,605
3.250%	09/23/22	400	411,908
3.328%(ff)	04/22/52	36	37,922
3.882%(ff)	07/24/38	100	114,280
3.964%(ff)	11/15/48	1,890	2,198,277
4.023%(ff)	12/05/24	440	471,519
4.032%(ff)	07/24/48	220	256,258
Sub. Notes
3.375%	05/01/23	960	1,003,938
3.875%	09/10/24	1,800	1,957,681
4.950%	06/01/45	110	143,920
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
2.810%	06/01/41	23	23,356
3.002%	06/01/51	60	61,281
Kentucky Utilities Co.,
First Mortgage
3.300%	06/01/50	140	146,668
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30	45	48,374
KeyBank NA,
Sr. Unsec’d. Notes
1.250%	03/10/23	425	430,652
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27		375	$432,781
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.875%	02/07/50		64	64,974
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.700%	06/01/31(a)		1,320	1,347,515
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN
2.450%	02/05/14(d)	EUR	900	6,018
4.750%	01/16/14(d)	EUR	415	2,341
5.375%	10/17/12(d)	EUR	50	276
Life Storage LP,
Gtd. Notes
2.200%	10/15/30		210	208,019
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	06/15/30		45	44,701
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/51		445	473,394
4.000%	04/15/25		70	76,734
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30(a)		390	392,135
3.300%	03/14/23		140	145,311
4.200%	03/01/48		1,065	1,300,675
4.350%	01/30/47		295	364,830
4.750%	03/15/39		675	853,771
4.900%	03/15/49		611	823,236
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		695	698,623
3.200%	07/15/51		290	288,356
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30		45	43,519
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		920	997,409
2.950%	03/15/51		220	227,287
3.650%	06/01/49(a)		438	503,662
3.850%	03/26/50		240	286,215
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22		625	636,692
4.200%	08/15/47		50	59,116
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		800	805,445
McKesson Corp.,
Sr. Unsec’d. Notes
0.900%	12/03/25		450	443,327

A26

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	11	$11,099
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26(a)	1,230	1,214,173
4.000%	03/07/49	110	131,843
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	24	23,162
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45	260	309,783
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	220	226,485
4.663%	02/15/30(a)	311	359,394
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	130	135,244
3.450%	08/08/36(a)	370	424,039
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.100%	09/15/26	30	29,602
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A
4.250%	03/15/42	220	259,714
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20^(d)	566	—
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	255	258,473
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	570	567,310
2.699%(ff)	01/22/31	320	330,835
5.597%(ff)	03/24/51	671	995,450
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	670	637,823
2.188%(ff)	04/28/26	590	609,202
2.802%(ff)	01/25/52	465	450,662
3.971%(ff)	07/22/38	900	1,035,658
4.300%	01/27/45	330	402,392
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	500	539,463
Sub. Notes
2.484%(ff)	09/16/36	855	836,298
Sub. Notes, MTN
4.100%	05/22/23	1,540	1,626,159
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	116	113,944
4.600%	02/23/28	223	256,833
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	40	$44,732
4.700%	04/15/48	200	230,486
4.875%	12/01/24	66	73,103
5.200%	03/01/47	20	24,278
5.500%	02/15/49	245	310,811
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50	50	50,140
3.850%	06/30/26	32	35,524
National Fuel Gas Co.,
Sr. Unsec’d. Notes
2.950%	03/01/31	130	131,705
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.700%	03/15/29	50	56,014
Sr. Unsec’d. Notes, MTN
1.750%	01/21/22	735	738,340
NetApp, Inc.,
Sr. Unsec’d. Notes
2.375%	06/22/27	45	46,941
Newmont Corp.,
Gtd. Notes
4.875%	03/15/42	85	106,480
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30(a)	410	412,952
2.750%	05/01/25	75	79,134
2.750%	11/01/29	35	36,633
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40	596	649,989
3.375%	03/27/50	50	55,963
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	245	231,394
Northern States Power Co.,
First Mortgage
2.600%	06/01/51	30	28,525
3.200%	04/01/52	25	26,551
3.600%	09/15/47	141	157,977
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	62	62,243
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.100%	06/01/51	40	41,599
NVR, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/30	1,055	1,102,388
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.450%	10/15/31	475	466,521

A27

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	04/01/27	99	$110,236
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
2.600%	08/01/31	330	335,597
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25	1,000	1,061,314
7.000%	05/01/32	100	140,983
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	115	147,763
ONEOK, Inc.,
Gtd. Notes
2.750%	09/01/24	545	571,231
6.350%	01/15/31	425	544,671
7.150%	01/15/51	20	29,304
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25(a)	830	868,409
2.875%	03/25/31	1,535	1,581,841
3.950%	03/25/51	395	418,463
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.293%	04/05/27	20	20,777
3.112%	02/15/40	30	30,754
3.362%	02/15/50	15	15,700
Owl Rock Capital Corp.,
Sr. Unsec’d. Notes
2.875%	06/11/28	585	583,484
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	06/08/23	45	45,326
1.900%	02/07/23	680	694,301
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	120	119,842
2.500%	02/01/31	80	76,099
3.150%	01/01/26	60	62,010
3.300%	08/01/40	125	115,354
3.500%	08/01/50	80	72,703
4.500%	07/01/40	60	61,353
4.950%	07/01/50	100	106,153
PacifiCorp,
First Mortgage
2.700%	09/15/30(a)	400	416,919
2.900%	06/15/52	20	19,410
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.050%	10/01/51	80	78,988
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.200%	09/26/22	1,160	1,182,669
2.850%	10/01/29	832	886,178
3.250%	06/01/50(a)	365	392,241
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.000%	03/05/42	100	$119,040
4.450%	04/14/46	200	253,849
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
0.550%	09/15/23	1,210	1,210,998
0.850%	09/15/24	1,210	1,209,733
1.900%	09/15/28	530	526,009
2.250%	09/15/31	365	360,516
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	26	41,822
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.875%	05/01/26	820	805,274
2.100%	05/01/30	350	348,283
2.375%	08/17/22	1,000	1,017,065
2.500%	08/22/22	630	642,796
3.875%	08/21/42	250	271,030
4.250%	11/10/44(a)	370	423,841
6.375%	05/16/38(a)	590	828,982
Pioneer Energy Services Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK N/A
11.000%	05/15/25^	363	403,965
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31	55	53,411
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	14	13,823
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
1.200%	10/29/30(a)	795	755,462
2.800%	03/25/27	505	543,632
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	100	100,691
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.950%	03/26/50	220	262,668
4.125%	04/15/47	1,187	1,441,524
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes, Series 21A
2.700%	10/01/51	53	50,646
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23	900	948,371
Public Service Co. of Colorado,
First Mortgage, Series 36
2.700%	01/15/51	80	77,551
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	150	128,689
2.700%	05/01/50	190	184,639

A28

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Public Storage,
Sr. Unsec’d. Notes
1.850%	05/01/28(a)	855	$864,635
3.385%	05/01/29	890	977,671
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48	105	126,134
Quanta Services, Inc.,
Sr. Unsec’d. Notes
0.950%	10/01/24	825	825,142
2.350%	01/15/32	480	469,979
2.900%	10/01/30	660	682,108
3.050%	10/01/41	260	251,360
Ralph Lauren Corp.,
Sr. Unsec’d. Notes
1.700%	06/15/22	325	328,229
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23	43	45,247
Reliance Steel & Aluminum Co.,
Sr. Unsec’d. Notes
2.150%	08/15/30	810	791,738
Rockefeller Foundation (The),
Unsec’d. Notes, Series 2020
2.492%	10/01/50	21	20,498
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
1.750%	08/15/31	100	97,498
2.800%	08/15/61	55	52,491
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24(a)	385	402,944
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60	974	829,975
4.000%	06/15/25(a)	500	550,088
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	50	49,797
1.950%	07/15/31	30	29,888
2.700%	07/15/41	25	24,911
2.900%	07/15/51	20	20,014
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	06/02/25	155	165,914
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	170	175,027
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,654	1,552,301
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	860	910,787
3.125%	06/01/24	225	238,314
3.300%	05/15/50	255	264,043
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.450%	06/01/27(a)	724	$794,116
3.800%	08/15/49	360	403,183
4.500%	06/01/47	230	280,067
Simon Property Group LP,
Sr. Unsec’d. Notes
1.375%	01/15/27	90	89,141
3.500%	09/01/25(a)	275	299,119
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	370	366,195
3.650%	02/01/50	85	87,069
First Ref. Mortgage, Series C
4.125%	03/01/48	40	43,607
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	207	229,401
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 21A
3.150%	09/30/51	60	59,679
Southern Power Co.,
Sr. Unsec’d. Notes
0.900%	01/15/26	302	296,325
5.150%	09/15/41	100	122,875
Starbucks Corp.,
Sr. Unsec’d. Notes
2.550%	11/15/30	250	257,075
Sutter Health,
Unsec’d. Notes, Series 20A
3.361%	08/15/50	14	14,710
SVB Financial Group,
Sr. Unsec’d. Notes
1.800%	02/02/31(a)	1,150	1,104,860
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	500	507,205
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	190	187,949
2.700%	09/15/51	230	226,928
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.100%	08/15/47(a)	325	394,111
4.133%	03/25/25	50	55,038
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	100	108,487
6.550%	05/01/37	142	191,980
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.125%	06/18/26	590	586,304
Trane Technologies Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49	40	49,616
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.950%	05/15/50	5	5,606

A29

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Truist Bank,
Sr. Unsec’d. Notes
2.800%	05/17/22	1,200	$1,216,973
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	08/05/25	970	977,730
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	50	47,373
3.250%	05/01/51	115	119,373
U.S. Bank NA,
Sr. Unsec’d. Notes
3.400%	07/24/23(a)	1,000	1,053,248
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
5.300%	04/01/50(a)	420	606,863
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30(a)	275	275,821
2.300%	05/15/31	210	214,315
2.375%	08/15/24	160	167,680
2.900%	05/15/50	100	100,219
3.125%	05/15/60	510	522,202
3.250%	05/15/51	35	37,315
4.250%	03/15/43	100	120,881
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	530	533,658
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	47	47,692
Unsec’d. Notes, Series C
2.547%	04/01/50	43	41,295
University of Southern California,
Sr. Unsec’d. Notes, Series 21A
2.945%	10/01/51	70	73,202
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31	465	472,925
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/45	30	40,089
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	315	319,569
2.875%	11/20/50	30	27,905
2.987%	10/30/56	80	74,368
3.000%	11/20/60	270	249,284
4.125%	08/15/46	210	240,909
4.500%	08/10/33	1,356	1,614,623
4.522%	09/15/48	50	61,202
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32(a)	662	655,424
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	1,120	1,130,563
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Viatris, Inc.,
Gtd. Notes, 144A
1.650%	06/22/25	45	$45,465
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/50	169	146,140
3.650%	09/15/47	265	304,745
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22	60	61,243
Walmart, Inc.,
Sr. Unsec’d. Notes
2.650%	09/22/51	215	214,011
Washington Gas Light Co.,
Sr. Unsec’d. Notes, MTN
3.650%	09/15/49	10	11,189
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.600%	02/01/30	81	83,486
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
0.550%	09/15/23	490	489,897
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.406%(ff)	10/30/25	213	221,868
3.000%	02/19/25	500	530,128
3.750%	01/24/24	1,000	1,068,765
5.013%(ff)	04/04/51	200	269,236
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30	90	101,574
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45(a)	267	330,736
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29(a)	365	381,410
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/28	10	9,988
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
1.950%	09/16/31	40	39,396
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
3.300%	09/01/49	35	36,995
Yale University,
Unsec’d. Notes, Series 2020
2.402%	04/15/50	67	64,427
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/50	265	269,178

A30

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.700%	02/01/43	202	$257,808
			205,754,695

Total Corporate Bonds (cost $227,403,372)			230,147,030
Municipal Bonds — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series S1
6.918%	04/01/40	250	377,440
California State University,
Taxable, Revenue Bonds, Series B
2.719%	11/01/52	220	214,929
Taxable, Revenue Bonds, Series E
2.897%	11/01/51	65	64,630
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	150	199,195
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	100	154,635
Taxable, Revenue Bonds, Series N
3.256%	05/15/60	75	80,773
3.706%	05/15/20	30	31,809
San Francisco Public Utilities Commission Water Revenue,
Taxable, Revenue Bonds, Series A
3.303%	11/01/39	300	323,520
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	250	417,832
7.550%	04/01/39	135	227,243
			2,092,006
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/14	25	35,600
Florida — 0.0%
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	34	34,318
Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds, Series B
6.899%	12/01/40	100	141,446
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	60	76,223
			217,669
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority,
Taxable, Revenue Bonds, Series D
3.052%	07/01/40	35	36,089
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Maryland (cont’d.)
3.197%	07/01/50	20	$20,570
			56,659
Massachusetts — 0.0%
Commonwealth of Massachusetts,
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	30	31,192
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	100	163,467
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	40	57,859
New York City Water & Sewer System,
Revenue Bonds, BABs
5.724%	06/15/42	100	148,517
5.952%	06/15/42	80	121,610
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.142%	07/01/43	70	73,370
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	170	229,741
			631,097
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The),
Taxable, Revenue Bonds, Series 21-A
3.204%	01/15/51	95	99,682
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
7.834%	02/15/41	100	163,239
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	200	275,280
Texas — 0.0%
Board of Regents of the University of Texas System,
Taxable, Revenue Bonds, Series B
2.439%	08/15/49	90	86,080
Dallas Area Rapid Transit,
Revenue Bonds, BABs, Series B
5.999%	12/01/44	85	128,349
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	15	15,364
Texas Transportation Commission,
General Obligation Unlimited, Taxable
2.472%	10/01/44	125	124,346

A31

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas (cont’d.)
Texas Transportation Commission State Highway Fund,
Taxable, Revenue Bonds
4.000%	10/01/33	170	$206,288
			560,427
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	80	79,050

Total Municipal Bonds (cost $4,201,057)			4,439,686
Residential Mortgage-Backed Securities — 2.9%
United States
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC02, Class 2A
5.000%	05/25/34	26	25,917
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	21	21,707
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.386%(c)	08/25/31	1,805	1,817,393
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.236%(c)	09/25/31	316	317,918
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.086%(c)	07/25/39	384	384,507
Fannie Mae Connecticut Avenue Securities,
Series 2017-C01, Class 1M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
3.636%(c)	07/25/29	2,032	2,092,790
Series 2017-C01, Class 1M2A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
3.636%(c)	07/25/29	62	62,523
Series 2017-C02, Class 2ED3, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.436%(c)	09/25/29	2,879	2,896,907
Series 2017-C03, Class 1ED1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
0.786%(c)	10/25/29	2,469	2,463,940
Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.086%(c)	10/25/29	3,088	3,173,643
Series 2017-C03, Class 1M2C, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.086%(c)	10/25/29	875	903,284
Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.286%(c)	01/25/30	2,582	2,638,884
Series 2017-C05, Class 1M2C, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.286%(c)	01/25/30	900	919,291
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2017-C06, Class 1M2A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.736%(c)	02/25/30	528	$531,663
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.336%(c)	07/25/30	2,840	2,877,527
Series 2018-C02, Class 2ED2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	08/25/30	1,600	1,585,148
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ01, Class M3, 1 Month LIBOR + 4.100% (Cap N/A, Floor 0.000%)
4.186%(c)	08/25/24	340	343,791
Series 2016-DNA01, Class M3, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
5.634%(c)	07/25/28	523	548,922
Series 2017-DNA01, Class M2, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.336%(c)	07/25/29	2,870	2,961,793
Series 2017-DNA02, Class M2, 1 Month LIBOR + 3.450% (Cap N/A, Floor 0.000%)
3.536%(c)	10/25/29	3,834	3,973,322
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.836%(c)	03/25/30	120	120,100
Series 2017-DNA03, Class M2, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
2.586%(c)	03/25/30	2,910	2,984,459
Series 2017-HQA03, Class M2, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.436%(c)	04/25/30	1,558	1,590,501
Series 2018-DNA01, Class M2AT, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.136%(c)	07/25/30	2,611	2,606,666
Series 2020-HQA05, Class M1, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.150%(c)	11/25/50	291	291,121
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.850%(c)	08/25/33	1,796	1,798,027
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.786%(c)	01/25/50	2,178	2,187,147
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.936%(c)	02/25/50	4,164	4,196,685
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.086%(c)	06/25/50	1,279	1,285,069
Series 2020-DNA04, Class M2B, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.836%(c)	08/25/50	2,867	2,888,570

A32

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.950%(c)	12/25/50	670	$670,186
Series 2021-DNA01, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.700%(c)	01/25/51	1,305	1,304,818
Series 2021-DNA03, Class M1, 144A, 30 Day Average SOFR + 0.750% (Cap N/A, Floor 0.000%)
0.800%(c)	10/25/33	2,120	2,122,146
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	10/25/33	190	193,859
Series 2021-DNA05, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.700%(c)	01/25/34	892	892,485
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.700%(c)	01/25/34	1,660	1,673,562
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.750%(c)	08/25/33	1,728	1,728,903
Series 2021-HQA02, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.750%(c)	12/25/33	1,180	1,180,809
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA02, Class M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.886%(c)	12/25/30	111	111,202
Series 2018-DNA02, Class M2AS, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.036%(c)	12/25/30	3,000	3,000,524
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.836%(c)	09/25/48	7	7,228
Series 2018-HRP02, Class M2, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.336%(c)	02/25/47	926	927,104
Series 2019-DNA02, Class M2, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 0.000%)
2.536%(c)	03/25/49	2,787	2,828,605
Series 2019-FTR02, Class M1, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.036%(c)	11/25/48	930	930,176

Total Residential Mortgage-Backed Securities (cost $67,942,114)			68,060,822
Sovereign Bonds — 0.1%
Indonesia — 0.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.050%	03/12/51	200	189,247
3.500%	01/11/28	265	287,911
			477,158
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Israel — 0.0%
Israel Government International Bond,
Sr. Unsec’d. Notes
2.750%	07/03/30	290	$308,459
State of Israel,
Sr. Unsec’d. Notes
3.375%	01/15/50	200	212,412
			520,871
Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.771%	05/24/61	275	244,192
4.000%	10/02/23	80	85,521
4.500%	01/31/50(a)	200	204,911
Sr. Unsec’d. Notes, Series A, MTN
6.750%	09/27/34	246	324,102
			858,726
Panama — 0.0%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60	265	259,104
Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
3.550%	03/10/51(a)	260	258,840
4.125%	08/25/27	189	209,134
			467,974
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
5.100%	06/18/50(a)	460	586,019

Total Sovereign Bonds (cost $3,129,611)			3,169,852
U.S. Government Agency Obligations — 7.5%
Federal Home Loan Bank
4.000%	09/01/28	245	286,238
Federal Home Loan Mortgage Corp.
2.000%	12/01/35	322	332,287
2.000%	02/01/36	300	310,442
2.000%	02/01/36	302	310,862
2.000%	02/01/36	704	731,112
2.000%	03/01/36	187	193,844
2.000%	06/01/36	217	224,011
2.000%	08/01/36	76	78,328
2.000%	09/01/36	298	306,795
2.000%	10/01/50	138	138,180
2.000%	10/01/50	139	140,673
2.000%	12/01/50	141	142,489
2.000%	02/01/51	266	266,533
2.000%	02/01/51	358	359,605
2.000%	03/01/51	216	217,147
2.000%	03/01/51	221	222,267
2.000%	03/01/51	262	263,245

A33

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	03/01/51	408	$409,784
2.000%	04/01/51	802	804,741
2.000%	05/01/51	243	245,466
2.000%	05/01/51	1,593	1,598,708
2.000%	06/01/51	127	127,734
2.000%	06/01/51	761	763,807
2.000%	07/01/51	396	399,249
2.000%	08/01/51	125	125,615
2.000%	10/01/51	250	252,238
2.000%	10/01/51	425	429,380
2.500%	07/01/32	2,305	2,422,312
2.500%	10/01/35	253	264,865
2.500%	05/01/36	612	639,937
2.500%	07/01/36	148	154,451
2.500%	06/01/50	127	131,718
2.500%	07/01/50	997	1,034,013
2.500%	11/01/50	178	183,587
2.500%	11/01/50	664	689,418
2.500%	11/01/50	1,220	1,267,326
2.500%	12/01/50	611	634,203
2.500%	01/01/51	119	123,705
2.500%	01/01/51	142	147,346
2.500%	01/01/51	299	308,861
3.000%	03/01/27	36	38,333
3.000%	05/01/27	17	17,525
3.000%	11/01/27	101	106,336
3.000%	04/01/29	117	124,128
3.000%	05/01/29	1,480	1,562,515
3.000%	03/01/30	70	73,746
3.000%	02/01/31	123	129,979
3.000%	05/01/31	27	28,357
3.000%	06/01/31	15	15,717
3.000%	05/01/33	11	12,003
3.000%	05/01/33	26	27,979
3.000%	05/01/33	54	57,273
3.000%	03/01/46	641	677,328
3.000%	07/01/46	529	558,972
3.000%	07/01/46	591	624,607
3.000%	11/01/46	369	390,960
3.000%	12/01/46	743	785,321
3.000%	12/01/46	1,101	1,162,876
3.000%	04/01/50	559	586,830
3.000%	05/01/50	156	164,864
3.000%	07/01/50	202	213,502
3.000%	08/01/50	692	740,761
3.500%	03/01/32	50	53,149
3.500%	04/01/32	99	105,469
3.500%	02/01/34	351	375,369
3.500%	05/01/35	71	77,125
3.500%	03/01/38	45	47,871
3.500%	09/01/38	10	10,943
3.500%	01/01/47	92	98,013
3.500%	11/01/47	216	228,769
3.500%	02/01/48	830	881,460
3.500%	02/01/49	306	330,901
4.000%	07/01/29	10	10,287
4.000%	05/01/33	54	57,325
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	06/01/44	266	$293,197
4.000%	02/01/45	27	30,531
4.000%	02/01/48	34	37,362
4.000%	05/01/48	1,005	1,076,901
4.000%	06/01/48	59	64,700
4.000%	06/01/48	80	89,150
4.500%	06/01/38	34	38,195
4.500%	07/01/39	66	73,865
4.500%	09/01/39	4	4,104
4.500%	10/01/39	10	11,002
4.500%	01/01/40	28	30,893
4.500%	02/01/40	4	4,347
4.500%	04/01/40	9	9,607
4.500%	02/01/41	26	28,438
4.500%	07/01/41	6	6,405
4.500%	08/01/41	4	4,682
4.500%	10/01/41	128	143,846
4.500%	01/01/42	6	6,762
4.500%	05/01/42	5	5,355
4.500%	01/01/45	6	6,636
4.500%	01/01/46	106	117,407
4.500%	09/01/46	17	19,460
4.500%	05/01/47	18	19,206
4.500%	06/01/47	15	16,233
4.500%	06/01/48	27	29,295
4.500%	07/01/48	11	12,060
4.500%	07/01/48	23	24,793
4.500%	07/01/48	26	28,117
4.500%	10/01/48	12	13,036
4.500%	10/01/48	29	32,539
5.000%	01/01/37	14	15,862
5.000%	02/01/37	14	15,406
5.000%	03/01/38	98	112,011
5.000%	09/01/47	11	11,853
5.000%	03/01/48	7	7,808
5.000%	05/01/48	37	40,800
5.000%	04/01/49	21	22,749
5.500%	06/01/35	58	67,486
5.500%	08/01/38	63	73,637
6.000%	09/01/36	62	73,124
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495% (Cap 7.078%, Floor 1.495%)
1.745%(c)	06/01/43	1	1,436
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600% (Cap 7.399%, Floor 1.600%)
2.398%(c)	08/01/43	3	2,779
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650% (Cap 7.449%, Floor 1.650%)
2.448%(c)	05/01/43	14	14,690
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.744% (Cap 8.260%, Floor 1.744%)
2.049%(c)	08/01/41	23	24,474
Federal National Mortgage Assoc.
1.500%	TBA	4,600	4,645,461
1.500%	TBA	5,075	4,929,887
2.000%	TBA	1,571	1,617,946
2.000%	TBA	8,054	8,075,708

A34

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	12/01/35	131	$135,107
2.000%	12/01/35	164	169,659
2.000%	02/01/36	163	167,498
2.000%	02/01/36	188	194,287
2.000%	02/01/36	255	264,557
2.000%	02/01/36	331	343,674
2.000%	02/01/36	350	360,574
2.000%	02/01/36	385	399,437
2.000%	02/01/36	865	892,414
2.000%	03/01/36	93	96,319
2.000%	03/01/36	168	172,823
2.000%	08/01/36	76	79,164
2.000%	07/01/50	520	522,018
2.000%	09/01/50	211	211,970
2.000%	09/01/50	300	300,769
2.000%	12/01/50	70	70,521
2.000%	12/01/50	329	331,655
2.000%	12/01/50	519	523,405
2.000%	01/01/51	360	362,996
2.000%	01/01/51	516	522,376
2.000%	02/01/51	95	95,927
2.000%	02/01/51	120	120,780
2.000%	02/01/51	264	265,092
2.000%	02/01/51	333	334,581
2.000%	02/01/51	836	839,120
2.000%	03/01/51	301	303,181
2.000%	04/01/51	119	119,449
2.000%	04/01/51	124	125,034
2.000%	04/01/51	411	412,768
2.000%	04/01/51	559	562,688
2.000%	05/01/51	100	101,562
2.000%	06/01/51	259	260,687
2.000%	06/01/51	442	445,328
2.000%	06/01/51	716	721,257
2.000%	07/01/51	321	322,006
2.000%	07/01/51	682	684,743
2.000%	08/01/51	247	247,802
2.000%	10/01/51	6,183	6,204,283
2.500%	TBA	530	552,132
2.500%	TBA	750	771,826
2.500%	TBA	2,860	2,948,816
2.500%	11/01/34	330	344,422
2.500%	10/01/35	378	395,296
2.500%	03/01/36	309	326,516
2.500%	05/01/36	161	169,063
2.500%	06/01/36	288	299,851
2.500%	07/01/36	74	77,869
2.500%	08/01/50	271	280,997
2.500%	11/01/50	157	162,904
2.500%	01/01/51	231	239,691
2.500%	02/01/51	93	95,843
2.500%	02/01/51	154	158,929
2.500%	03/01/51	379	392,312
2.500%	03/01/51	642	663,728
2.500%	05/01/51	2,356	2,431,265
2.500%	06/01/51	5,383	5,555,069
2.500%	07/01/51	100	104,574
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	07/01/51	124	$129,284
2.500%	07/01/51	149	154,257
2.500%	07/01/51	331	342,078
2.500%	07/01/51	346	356,729
2.500%	08/01/51	445	462,287
2.500%	08/01/51	521	537,864
2.500%	09/01/51	1,000	1,033,423
3.000%	TBA	1,350	1,410,835
3.000%	TBA	1,491	1,567,680
3.000%	TBA	5,213	5,454,443
3.000%	01/01/27	49	51,893
3.000%	08/01/27	17	17,811
3.000%	09/01/27	14	14,634
3.000%	09/01/27	117	124,181
3.000%	11/01/27	9	9,709
3.000%	11/01/27	11	11,872
3.000%	11/01/27	13	13,725
3.000%	11/01/27	18	19,227
3.000%	11/01/27	18	19,475
3.000%	11/01/27	24	25,565
3.000%	12/01/27	11	11,745
3.000%	05/01/33	16	16,620
3.000%	05/01/33	27	28,470
3.000%	05/01/33	43	46,179
3.000%	08/01/33	270	289,377
3.000%	03/01/35	161	169,487
3.000%	07/01/35	129	135,565
3.000%	12/01/35	136	144,783
3.000%	11/01/49	48	50,302
3.000%	12/01/49	55	58,217
3.000%	02/01/50	163	171,750
3.000%	03/01/50	67	71,139
3.000%	10/01/50	824	885,068
3.000%	01/01/51	205	218,388
3.000%	07/01/51	990	1,046,955
3.000%	08/01/51	273	294,188
3.000%	08/01/51	1,979	2,109,234
3.500%	TBA	820	874,918
3.500%	TBA	3,813	4,034,407
3.500%	11/01/30	6	6,130
3.500%	05/01/32	30	32,070
3.500%	06/01/32	78	84,156
3.500%	08/01/32	26	28,209
3.500%	09/01/32	173	185,238
3.500%	01/01/35	26	27,530
3.500%	06/01/35	36	39,270
3.500%	06/01/35	61	65,988
3.500%	09/01/38	6	6,166
3.500%	08/01/45	278	301,769
3.500%	07/01/47	322	343,008
3.500%	09/01/47	62	66,299
3.500%	09/01/47	920	977,647
3.500%	10/01/47	861	915,855
3.500%	02/01/48	260	277,321
3.500%	07/01/48	464	498,825
3.500%	07/01/48	597	640,707
3.500%	06/01/49	616	657,203

A35

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	11/01/51	1,356	$1,457,724
4.000%	TBA	2,615	2,801,676
4.000%	05/01/26	89	95,091
4.000%	02/01/31	88	95,923
4.000%	05/01/33	37	39,505
4.000%	06/01/33	15	16,432
4.000%	07/01/33	7	7,665
4.000%	12/01/33	28	29,452
4.000%	06/01/38	142	153,083
4.000%	09/01/42	5	5,444
4.000%	09/01/42	1,131	1,274,117
4.000%	09/01/43	78	86,250
4.000%	05/01/44	87	96,882
4.000%	10/01/44	194	212,901
4.000%	03/01/45	88	98,686
4.000%	09/01/45	30	32,800
4.000%	06/01/46	437	487,358
4.000%	10/01/46	25	27,295
4.000%	11/01/46	39	43,900
4.000%	11/01/46	65	73,204
4.000%	04/01/47	47	51,998
4.000%	05/01/47	18	19,576
4.000%	05/01/47	390	426,387
4.000%	09/01/47	74	83,665
4.000%	10/01/47	398	443,426
4.000%	12/01/47	263	290,249
4.000%	09/01/48	1,111	1,189,994
4.000%	04/01/50	1,113	1,198,429
4.000%	05/01/50	345	369,456
4.000%	01/01/57	117	131,616
4.000%	02/01/57	135	151,591
4.500%	TBA	75	78,548
4.500%	TBA	700	757,040
4.500%	01/01/42	30	33,296
4.500%	01/01/42	81	91,078
4.500%	09/01/42	134	148,595
4.500%	06/01/44	35	39,350
4.500%	06/01/44	50	56,047
4.500%	02/01/45	161	179,910
4.500%	08/01/45	197	220,464
4.500%	11/01/45	8	8,428
4.500%	12/01/45	12	13,253
4.500%	12/01/45	16	18,128
4.500%	01/01/46	4	4,676
4.500%	02/01/46	26	29,236
4.500%	02/01/46	402	447,114
4.500%	03/01/46	5	5,752
4.500%	04/01/46	—(r)	533
4.500%	05/01/46	—(r)	532
4.500%	07/01/46	8	9,174
4.500%	08/01/46	2	2,364
4.500%	08/01/46	4	4,134
4.500%	08/01/46	8	8,657
4.500%	08/01/46	59	64,865
4.500%	09/01/46	2	1,820
4.500%	10/01/46	29	31,467
4.500%	10/01/46	58	63,451
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	01/01/47	3	$3,517
4.500%	01/01/47	4	4,868
4.500%	01/01/47	19	20,576
4.500%	01/01/47	24	25,984
4.500%	02/01/47	3	3,579
4.500%	02/01/47	4	3,798
4.500%	03/01/47	6	6,361
4.500%	06/01/47	47	51,431
4.500%	06/01/47	224	246,404
4.500%	01/01/48	101	110,228
4.500%	02/01/48	42	46,451
4.500%	02/01/48	47	51,608
4.500%	02/01/48	47	52,626
4.500%	02/01/48	67	72,785
4.500%	03/01/48	47	52,149
4.500%	04/01/48	293	323,045
4.500%	05/01/48	34	37,166
4.500%	06/01/48	100	110,765
4.500%	07/01/48	13	14,595
4.500%	08/01/48	58	63,966
4.500%	05/01/49	28	30,209
4.500%	07/01/49	30	32,621
5.000%	TBA	75	78,211
5.000%	TBA	250	274,805
5.000%	06/01/39	32	36,762
5.000%	12/01/39	48	54,302
5.000%	01/01/40	1	1,378
5.000%	04/01/40	136	156,035
5.000%	05/01/40	9	9,694
5.000%	06/01/40	1	1,556
5.000%	06/01/40	2	1,990
5.000%	06/01/40	7	7,902
5.000%	07/01/40	2	2,433
5.000%	07/01/40	6	6,575
5.000%	08/01/40	16	18,196
5.000%	09/01/40	5	5,624
5.000%	10/01/40	18	20,762
5.000%	02/01/41	81	91,425
5.000%	05/01/41	74	83,276
5.000%	05/01/41	309	351,271
5.000%	05/01/48	52	58,128
5.000%	04/01/49	30	32,634
5.000%	04/01/49	80	88,177
5.500%	04/01/36	39	45,318
5.500%	05/01/36	22	25,775
5.500%	09/01/36	73	84,334
5.500%	08/01/37	52	60,516
5.500%	09/01/41	123	142,089
6.000%	07/01/41	85	100,214
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.922%, Floor 1.530%)
1.780%(c)	05/01/43	36	37,337
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535% (Cap 7.059%, Floor 1.535%)
1.785%(c)	06/01/43	28	29,248

A36

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695% (Cap 7.541%, Floor 1.695%)
1.945%(c)	08/01/42	23	$24,399
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750% (Cap 7.870%, Floor 1.750%)
2.000%(c)	08/01/41	24	24,956
Government National Mortgage Assoc.
2.000%	TBA	4,375	4,438,062
2.000%	04/20/51	1,777	1,804,066
2.500%	TBA	2,310	2,384,624
2.500%	12/20/46	220	228,552
2.500%	01/20/51	951	980,131
2.500%	02/20/51	494	509,590
2.500%	05/20/51	1,664	1,717,165
2.500%	07/20/51	2,148	2,217,157
2.500%	08/20/51	2,640	2,725,878
3.000%	TBA	518	541,189
3.000%	07/15/43	52	54,929
3.000%	01/15/44	25	26,091
3.000%	03/20/45	50	52,712
3.000%	12/20/45	265	279,500
3.000%	01/20/46	142	150,589
3.000%	02/20/46	12	12,482
3.000%	02/20/46	12	12,793
3.000%	03/20/46	186	195,652
3.000%	05/20/46	172	180,587
3.000%	09/20/46	410	431,212
3.000%	12/15/46	36	37,349
3.000%	02/15/47	95	99,824
3.000%	02/15/47	125	132,999
3.000%	12/20/47	204	214,363
3.000%	01/20/48	279	293,206
3.000%	04/20/49	2,200	2,314,477
3.000%	07/20/50	1,100	1,150,497
3.000%	12/20/50	238	249,456
3.000%	01/20/51	1,005	1,050,867
3.500%	12/20/47	259	284,920
3.500%	05/20/50	16,349	17,198,540
4.000%	TBA	1,450	1,538,728
4.000%	12/15/40	45	50,075
4.000%	12/15/46	42	44,685
4.000%	05/15/48	33	35,753
4.000%	05/15/48	84	89,747
4.000%	11/20/48	51	54,641
4.000%	11/20/48	1,315	1,401,468
4.500%	TBA	825	879,657
4.500%	01/20/41	68	76,419
4.500%	03/20/41	9	10,492
4.500%	04/20/41	25	27,729
4.500%	09/20/43	9	10,089
4.500%	08/20/46	13	14,617
4.500%	09/20/46	11	11,783
4.500%	10/20/46	9	10,070
4.500%	11/20/46	9	9,617
4.500%	10/20/47	6	6,535
4.500%	04/20/48	313	335,650
4.500%	08/20/48	48	51,063
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	09/20/48	322	$344,410
5.000%	TBA	500	538,359
5.000%	10/20/39	127	145,140
5.000%	04/20/48	108	116,913
5.000%	11/20/48	36	38,478
5.500%	07/20/40	275	323,028
5.500%	04/20/48	14	15,888
6.000%	09/20/38	54	62,182
6.000%	10/20/38	72	84,694

Total U.S. Government Agency Obligations (cost $176,970,980)			177,343,235
U.S. Treasury Obligations — 16.4%
U.S. Treasury Notes
0.250%	08/31/25	20,600	20,183,172
0.625%	05/15/30	33,000	30,813,750
0.625%	08/15/30(a)	40,600	37,783,375
0.875%	11/15/30(a)	46,600	44,240,875
1.125%	02/15/31(a)	33,500	32,453,125
1.250%	08/15/31(a)	28,000	27,321,875
1.500%	02/15/30	31,600	31,812,312
1.625%	08/15/29(a)	25,700	26,185,891
1.625%	05/15/31	44,000	44,522,500
1.750%	11/15/29	21,750	22,358,320
2.375%	05/15/29	23,000	24,692,656
2.625%	02/15/29	26,300	28,683,438
3.125%	11/15/28	16,600	18,656,844

Total U.S. Treasury Obligations (cost $393,778,238)			389,708,133

Total Long-Term Investments (cost $1,735,341,203)			1,799,574,350

	Shares
Short-Term Investments — 31.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	519,911,227	519,911,227
PGIM Institutional Money Market Fund (cost $216,898,874; includes $216,888,126 of cash collateral for securities on loan)(b)(wa)	217,025,465	216,895,250

Total Short-Term Investments (cost $736,810,101)		736,806,477

TOTAL INVESTMENTS—107.0% (cost $2,472,151,304)		2,536,380,827

Liabilities in excess of other assets(z) — (7.0)%		(166,919,599)

Net Assets — 100.0%		$2,369,461,228

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen

A37

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
CDI	Chess Depository Interest
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IBEX	Spanish Stock Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XDUB	Euronext Dublin
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
XSWX	SIX Swiss Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $666,956 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $212,043,443; cash collateral of $216,888,126 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Government National Mortgage Assoc. (proceeds receivable $12,944,309)	3.500%	TBA	10/21/21	12,300	$(12,933,498)

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,009	5 Year U.S. Treasury Notes	Dec. 2021	$123,846,870	$(511,226)
978	10 Year U.S. Treasury Notes	Dec. 2021	128,713,974	(1,440,743)
206	20 Year U.S. Treasury Bonds	Dec. 2021	32,799,062	(972,347)
34	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	6,496,125	(313,586)
87	FTSE 100 Index	Dec. 2021	8,291,825	100,363
304	FTSE/MIB Index	Dec. 2021	44,674,038	(384,980)
440	IBEX 35 Index	Oct. 2021	44,934,899	489,950
1,169	Mini MSCI EAFE Index	Dec. 2021	132,506,150	(5,860,513)
67	Mini MSCI Emerging Markets Index	Dec. 2021	4,172,760	(10,896)
1,643	S&P 500 E-Mini Index	Dec. 2021	1,504,213	(14,976,611)
79	S&P/TSX 60 Index	Dec. 2021	14,920,559	(432,479)
A38

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
49	TOPIX Index	Dec. 2021	$8,939,710	$47,713
				(24,265,355)
Short Positions:
44	2 Year U.S. Treasury Notes	Dec. 2021	9,682,406	5,821
1,507	5 Year U.S. Treasury Notes	Dec. 2021	184,972,480	855,563
73	10 Year U.S. Ultra Treasury Notes	Dec. 2021	10,603,250	208,316
226	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	43,180,125	1,151,271
497	Mini MSCI Emerging Markets Index	Dec. 2021	30,953,160	1,377,823
183	S&P 500 E-Mini Index	Dec. 2021	312,231,537	1,668,119
				5,266,913
				$(18,998,442)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/15/21	Hong Kong & Shanghai Bank	EUR	502	$594,586	$581,661	$—	$(12,925)
Expiring 10/15/21	Hong Kong & Shanghai Bank	EUR	305	356,251	353,399	—	(2,852)
Expiring 10/15/21	Hong Kong & Shanghai Bank	EUR	202	237,180	234,055	—	(3,125)
Expiring 10/15/21	Standard Chartered Bank	EUR	1,004	1,180,826	1,163,321	—	(17,505)
Expiring 10/15/21	Standard Chartered Bank	EUR	506	592,477	586,295	—	(6,182)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	67,661	80,132,585	78,503,629	—	(1,628,956)
				$83,093,905	$81,422,360	—	(1,671,545)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/15/21	Standard Chartered Bank	AUD	18,308	$13,513,330	$13,241,027	$272,303	$—
Canadian Dollar,
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CAD	33,885	26,742,056	26,752,729	—	(10,673)
Euro,
Expiring 10/05/21	Morgan Stanley & Co. International PLC	EUR	165	195,588	191,148	4,440	—
Expiring 10/15/21	Hong Kong & Shanghai Bank	EUR	3,077	3,639,613	3,565,277	74,336	—
Expiring 10/15/21	Standard Chartered Bank	EUR	555	651,367	643,070	8,297	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	36,147	42,810,423	41,940,162	870,261	—
Japanese Yen,
Expiring 12/15/21	Hong Kong & Shanghai Bank	JPY	2,977,665	27,033,970	26,773,972	259,998	—
Expiring 12/15/21	Hong Kong & Shanghai Bank	JPY	562,851	5,110,172	5,060,932	49,240	—
				$119,696,519	$118,168,317	1,538,875	(10,673)
						$1,538,875	$(1,682,218)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A39